UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2025

Date of reporting period: October 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A:AGDAX

October 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.86%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation and security selection contributed to relative performance.

Top detractors from performance:

  During the 12-month period, sector allocation detracted the most from relative performance.

Class A:AGDAX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$9,572	$10,000	$10,000
10/16	$10,473	$10,559	$11,093
10/17	$11,447	$10,683	$12,110
10/18	$11,160	$10,464	$11,995
10/19	$11,977	$11,462	$13,019
10/20	$11,655	$12,108	$13,248
10/21	$13,205	$11,957	$14,450
10/22	$11,379	$9,472	$12,349
10/23	$12,313	$9,635	$13,468
10/24	$14,365	$10,554	$16,029
10/25	$15,563	$11,154	$17,612

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class A (without sales charges)	8.34%	5.84%	4.98%
Class A (with sales charges)	3.75%	4.93%	4.52%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.A.01859M101.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Class A:AGDAX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDAX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-A-0153-1025

Class A:AGDAX

3

Advisor Class:AGDYX

October 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	0.61%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation and security selection contributed to relative performance.

Top detractors from performance:

  During the 12-month period, sector allocation detracted the most from relative performance.

Advisor Class:AGDYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,969	$10,559	$11,093
10/17	$12,017	$10,683	$12,110
10/18	$11,745	$10,464	$11,995
10/19	$12,636	$11,462	$13,019
10/20	$12,325	$12,108	$13,248
10/21	$14,017	$11,957	$14,450
10/22	$12,096	$9,472	$12,349
10/23	$13,120	$9,635	$13,468
10/24	$15,342	$10,554	$16,029
10/25	$16,662	$11,154	$17,612

Average Annual Total Returns

	1 Year	5 Years	10 Years
Advisor Class	8.60%	6.09%	5.24%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.Advisor.01859M408.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Advisor Class:AGDYX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-ADV-0153-1025

Advisor Class:AGDYX

3

Class C:AGDCX

October 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.61%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation and security selection contributed to relative performance.

Top detractors from performance:

  During the 12-month period, sector allocation detracted the most from relative performance.

Class C:AGDCX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,850	$10,559	$11,093
10/17	$11,758	$10,683	$12,110
10/18	$11,381	$10,464	$11,995
10/19	$12,113	$11,462	$13,019
10/20	$11,694	$12,108	$13,248
10/21	$13,137	$11,957	$14,450
10/22	$11,208	$9,472	$12,349
10/23	$12,044	$9,635	$13,468
10/24	$13,941	$10,554	$16,029
10/25	$14,955	$11,154	$17,612

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class C (without sales charges)	7.28%	4.94%	4.11%
Class C (with sales charges)	6.28%	4.94%	4.11%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.C.01859M309.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Class C:AGDCX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDCX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-C-0153-1025

Class C:AGDCX

3

Class I:AGDIX

October 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.66%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation and security selection contributed to relative performance.

Top detractors from performance:

  During the 12-month period, sector allocation detracted the most from relative performance.

Class I:AGDIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,974	$10,559	$11,093
10/17	$12,028	$10,683	$12,110
10/18	$11,760	$10,464	$11,995
10/19	$12,654	$11,462	$13,019
10/20	$12,338	$12,108	$13,248
10/21	$14,029	$11,957	$14,450
10/22	$12,105	$9,472	$12,349
10/23	$13,124	$9,635	$13,468
10/24	$15,366	$10,554	$16,029
10/25	$16,628	$11,154	$17,612

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.22%	6.03%	5.22%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.I.01859M507.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Class I:AGDIX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-I-0153-1025

Class I:AGDIX

3

Class Z:AGDZX

October 31, 2025

SCAN ME

Please scan QR code for Fund Information

AB High Income Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$58	0.56%

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period, all share classes of the Fund underperformed the Bloomberg Global High Yield Index (USD hedged)(the “benchmark”), before sales charges. Sector allocation was the largest detractor from performance relative to the benchmark, with negative impacts stemming from positioning across Emerging Market Sovereigns. These losses were partially offset by gains from country allocation, where an overweight to the US and an underweight to other regions contributed positively. Security selection also added value, with successful choices in certain sectors helping to mitigate some of the negative effects from broader allocation decisions, though these gains were partially offset by less favorable selections in other areas. Overall, while some active management decisions provided benefits, they were not sufficient to overcome the headwinds from sector allocation, resulting in underperformance across all share classes relative to the benchmark.

During the 12-month period, the Fund used interest-rate futures to manage and hedge duration risk and to take active yield-curve positions. Currency forwards were utilized to hedge foreign currency exposure and to assume active currency risk. Credit default swaps were employed to hedge sovereign risk and to effectively obtain high-yield credit exposure.

Performance Highlights

Top contributors to performance:

  During the 12-month period, country allocation and security selection contributed to relative performance.

Top detractors from performance:

  During the 12-month period, sector allocation detracted the most from relative performance.

Class Z:AGDZX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund’s investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class Z	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/15	$10,000	$10,000	$10,000
10/16	$10,976	$10,559	$11,093
10/17	$12,032	$10,683	$12,110
10/18	$11,769	$10,464	$11,995
10/19	$12,673	$11,462	$13,019
10/20	$12,362	$12,108	$13,248
10/21	$14,067	$11,957	$14,450
10/22	$12,148	$9,472	$12,349
10/23	$13,182	$9,635	$13,468
10/24	$15,444	$10,554	$16,029
10/25	$16,734	$11,154	$17,612

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Z	8.35%	6.12%	5.28%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%
Bloomberg Global High Yield Index (USD hedged)	9.87%	5.86%	5.82%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.alliancebernstein.com/us/en-us/investments/products/mutual-funds/fixed-income/ab-high-income-fund.Z.01859M804.html#performance for the most recent performance information.

Key Fund Statistics

Net Assets	$3,127,341,583
# of Portfolio Holdings	1,034
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net)	$15,243,982

Class Z:AGDZX

2

Graphical Representation of Holdings

Security Type Breakdown (% of Net Assets)

Corporates - Non-Investment Grade	61.8%
Corporates - Investment Grade	13.2%
Bank Loans	6.1%
Emerging Markets - Corporate Bonds	5.7%
Emerging Markets - Sovereigns	3.5%
Collateralized Mortgage Obligations	1.7%
Quasi-Sovereigns	1.4%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.8%
Inflation-Linked Securities	0.5%
Local Governments - US Municipal Bonds	0.4%
Common Stocks	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	66.0%
Canada	3.0%
United Kingdom	2.8%
France	2.6%
Brazil	1.8%
Italy	1.5%
Mexico	1.3%
Colombia	1.3%
Germany	1.2%
India	1.0%
Turkey	0.9%
Spain	0.9%
Luxembourg	0.9%
Others	12.2%
Short-Term Investments	3.2%
Other assets less liabilities	-0.6%
Total	100.0%

Availability of Additional Information

You can find additional information at https://www.abfunds.com/link/AB/AGDZX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

HI-Z-0153-1025

Class Z:AGDZX

3

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Jorge A. Bermudez, Jeffrey R. Holland, R. Jay Gerken and Ms. Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB High Income Fund	2024	$155,000	$—	$34,553
	2025	$155,000	$—	$34,234

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund: (“Service Affiliates”):

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB High Income	2024	$2,058,859	$34,553
			$—
			$(34,553)
	2025	$1,658,678	$34,234
			$—
			$(34,234)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section (3)(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are as follows:

Jorge A. Bermudez	Garry L. Moody
Carol C. McMullen	Jeanette Loeb
R. Jay Gerken	Jeffrey R. Holland
Emilie D. Wrapp

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

October 31, 2025

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB HIGH INCOME FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

October 31, 2025

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 61.8%
Industrial – 54.5%
Basic – 3.5%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	675	$656,858
7.125%, 03/15/2031(a)		3,049	3,213,823
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		4,042	4,142,248
6.375%, 09/15/2032(a)		3,059	3,165,363
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a)(b)		7,987	3,023,864
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a)(b)(c)		12,050	11,147,695
Celanese US Holdings LLC 6.50%, 04/15/2030		631	625,645
6.75%, 04/15/2033(d)		2,104	2,073,317
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		2,678	2,806,540
Cleveland-Cliffs, Inc. 7.50%, 09/15/2031(a)		5,190	5,437,760
Constellium SE 3.75%, 04/15/2029(a)		2,400	2,293,961
Crown Americas LLC/Crown Americas Capital Corp. V 4.25%, 09/30/2026		685	680,188
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		3,051	3,047,114
Element Solutions, Inc. 3.875%, 09/01/2028(a)		8,518	8,243,777
Fortescue Treasury Pty Ltd. 4.375%, 04/01/2031(a)		3,197	3,095,908
4.50%, 09/15/2027(a)		2,160	2,150,189
5.875%, 04/15/2030(a)		154	159,100
6.125%, 04/15/2032(a)		5,645	5,876,259
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		4,120	3,979,505
3.50%, 03/01/2029(a)		1,508	1,426,973
INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	3,266	3,524,230
7.50%, 04/15/2029(a)	U.S.$	211	195,010
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	4,761	5,064,176
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)		111	123,507

ABFunds.com	AB High Income Fund 1

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	3,288	$3,168,417
Inversion Escrow Issuer LLC 6.75%, 08/01/2032(a)		4,778	4,662,930
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(e)(f)(g)(h)(i)		16,121	– 0	–
New Gold, Inc. 6.875%, 04/01/2032(a)		1,710	1,785,254
Novelis Corp. 4.75%, 01/30/2030(a)		3,950	3,813,255
SCIL IV LLC/SCIL USA Holdings LLC 5.375%, 11/01/2026(a)		7,442	7,440,819
SNF Group SACA 3.125%, 03/15/2027(a)		1,487	1,450,674
Solstice Advanced Materials, Inc. 5.625%, 09/30/2033(a)		2,093	2,090,931
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(a)	EUR	739	784,656
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(a)	U.S.$	3,771	2,014,098
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		2,569	2,548,809
5.625%, 08/15/2029(a)		763	698,201
6.625%, 08/15/2032(a)		2,506	2,422,073
7.375%, 03/01/2031(a)		761	762,658

			109,795,785

Capital Goods – 4.7%
Arcosa, Inc. 4.375%, 04/15/2029(a)		1,337	1,299,284
6.875%, 08/15/2032(a)		1,073	1,120,795
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		7,031	7,248,310
6.25%, 03/15/2033(a)		4,357	4,518,567
Bombardier, Inc. 6.00%, 02/15/2028(a)		685	686,352
6.75%, 06/15/2033(a)		1,496	1,570,253
7.25%, 07/01/2031(a)		3,007	3,192,613
7.45%, 05/01/2034(a)		5,150	5,727,526
7.875%, 04/15/2027(a)		165	165,413
8.75%, 11/15/2030(a)		5,839	6,302,948
Calderys Financing LLC 11.25%, 06/01/2028(a)		6,939	7,339,072
Clean Harbors, Inc. 5.75%, 10/15/2033(a)		4,542	4,641,306
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		6,093	6,094,122

2 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EnerSys 4.375%, 12/15/2027(a)	U.S.$	5,050	$4,989,191
Entegris, Inc. 5.95%, 06/15/2030(a)		2,924	2,965,917
Enviri Corp. 5.75%, 07/31/2027(a)		1,147	1,137,020
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		685	669,922
Goat Holdco LLC 6.75%, 02/01/2032(a)		1,805	1,851,193
Griffon Corp. 5.75%, 03/01/2028		300	299,839
IMA Industria Macchine Automatiche SpA 5.78% (EURIBOR 3 Month + 3.75%), 04/15/2029(a)(j)	EUR	2,560	2,970,808
LSB Industries, Inc. 6.25%, 10/15/2028(a)(c)	U.S.$	5,922	5,850,152
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	730	853,005
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	4,259	4,174,085
Maxam Prill SARL 7.75%, 07/15/2030(a)		4,183	4,270,974
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(a)		1,314	1,348,758
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		9,795	9,523,794
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		533	514,273
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		3,800	3,944,654
TransDigm, Inc. 4.625%, 01/15/2029		3,591	3,532,371
4.875%, 05/01/2029		3,750	3,709,652
6.25%, 01/31/2034(a)		5,224	5,398,853
6.375%, 03/01/2029(a)		1,372	1,408,856
6.375%, 05/31/2033(a)		8,340	8,504,506
6.625%, 03/01/2032(a)		2,376	2,456,645
6.75%, 08/15/2028(a)		13,090	13,366,563
6.875%, 12/15/2030(a)		4,009	4,160,681
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		3,072	3,183,661
VoltaGrid LLC 7.375%, 11/01/2030(a)		5,519	5,612,549

			146,604,483

ABFunds.com	AB High Income Fund 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Media – 6.7%
AMC Networks, Inc. 4.25%, 02/15/2029	U.S.$	94	$80,773
10.25%, 01/15/2029(a)		5,114	5,370,722
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/2031(a)		2,542	2,303,142
4.50%, 08/15/2030(a)		16,819	15,735,178
4.75%, 03/01/2030(a)		1,939	1,840,560
6.375%, 09/01/2029(a)		3,993	4,031,508
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		3,485	3,593,776
CSC Holdings LLC 4.625%, 12/01/2030(a)		11,668	4,156,241
5.00%, 11/15/2031(a)		330	115,518
5.375%, 02/01/2028(a)		7,472	6,191,920
5.50%, 04/15/2027(a)		4,961	4,613,730
5.75%, 01/15/2030(a)		17,385	6,519,551
7.50%, 04/01/2028(a)		2,183	1,491,494
11.25%, 05/15/2028(a)		2,417	2,117,284
11.75%, 01/31/2029(a)		2,095	1,651,715
Discovery Communications LLC 3.625%, 05/15/2030		4,172	3,869,326
DISH DBS Corp. 5.125%, 06/01/2029		10,429	9,006,398
5.25%, 12/01/2026(a)		8,369	8,234,507
5.75%, 12/01/2028(a)		6,716	6,445,981
7.375%, 07/01/2028		6,580	6,147,335
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		2,999	2,845,313
Gray Media, Inc. 5.375%, 11/15/2031(a)		2,960	2,058,778
7.25%, 08/15/2033(a)		1,222	1,197,845
iHeartCommunications, Inc. 7.75%, 08/15/2030(a)		138	115,821
9.125%, 05/01/2029(a)		1,688	1,556,802
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		5,026	3,035,635
6.75%, 10/15/2027(a)		8,724	5,453,307
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,707	2,701,776
8.00%, 08/01/2029(a)		869	875,920
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		13,793	13,307,456
Nexstar Media, Inc. 4.75%, 11/01/2028(a)		1,248	1,228,235
Paramount Global 6.25%, 02/28/2057		1,211	1,183,832
6.375%, 03/30/2062		4,680	4,613,718

4 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)	U.S.$	1,549	$1,315,449
8.125%, 02/15/2033(a)		3,657	3,731,128
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		9,128	8,873,618
4.125%, 07/01/2030(a)		1,261	1,187,377
Snap, Inc. 6.875%, 03/01/2033(a)		5,488	5,617,837
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	541	597,101
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	2,362	2,337,682
5.00%, 09/15/2029		925	917,145
Univision Communications, Inc. 4.50%, 05/01/2029(a)		5,716	5,373,805
7.375%, 06/30/2030(a)		1,104	1,109,019
8.50%, 07/31/2031(a)		1,049	1,074,530
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		4,414	4,500,915
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		3,049	2,834,269
VZ Secured Financing BV 5.00%, 01/15/2032(a)		5,761	5,230,968
Warnermedia Holdings, Inc. 4.28%, 03/15/2032		13,331	12,221,948
5.05%, 03/15/2042		19,858	15,934,037
5.14%, 03/15/2052		1,604	1,223,048
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		1,796	1,585,701

			209,356,674

Communications -Telecommunications – 3.3%
Altice Financing SA 5.75%, 08/15/2029(a)		7,503	5,458,121
Altice France Lux 3/Altice Holdings 1 10.00%, 01/15/2033(a)		2,487	2,338,771
Altice France SA 6.50%, 10/15/2031(a)		935	892,027
6.50%, 03/15/2032(a)		19,226	18,416,500
6.875%, 10/15/2030(a)		3,014	2,949,002
6.875%, 07/15/2032(a)		5,743	5,515,952
9.50%, 11/01/2029(a)		1,516	1,542,880
Connect Finco SARL/Connect US Finco LLC 9.00%, 09/15/2029(a)		679	718,891
EchoStar Corp. 6.75% (6.75% Cash or 6.75% PIK), 11/30/2030(b)(c)		10,093	10,419,212
10.75%, 11/30/2029		7,197	7,924,560

ABFunds.com	AB High Income Fund 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Fibercop SpA 7.20%, 07/18/2036(a)	U.S.$	820	$830,804
7.72%, 06/04/2038(a)		6,199	6,286,721
Frontier Communications Holdings LLC 8.625%, 03/15/2031(a)		2,925	3,086,332
Telecom Italia Capital SA 7.72%, 06/04/2038		2,280	2,539,323
United Group BV 3.625%, 02/15/2028(a)	EUR	752	856,663
4.00%, 11/15/2027(a)		471	542,037
4.625%, 08/15/2028(a)		663	761,587
6.29% (EURIBOR 3 Month + 4.25%), 02/01/2029(a)(j)		1,531	1,769,161
6.75%, 02/15/2031(a)		2,127	2,498,904
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)	U.S.$	1,405	1,283,357
4.75%, 07/15/2031(a)		12,630	11,696,375
7.75%, 04/15/2032(a)		9,196	9,554,788
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)		4,218	4,308,448

			102,190,416

Consumer Cyclical - Automotive – 2.9%
Adient Global Holdings Ltd. 7.50%, 02/15/2033(a)		1,362	1,408,164
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		3,049	2,813,604
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		6,808	6,072,083
Clarios Global LP/Clarios US Finance Co. 4.75%, 06/15/2031(a)	EUR	2,475	2,911,887
6.75%, 09/15/2032(a)	U.S.$	4,307	4,426,390
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(e)(f)(g)(h)(i)(k)		18,493	– 0	–
Exide Technologies (First Lien) 11.00%, 10/31/2024(e)(f)(g)(h)(i)(k)		7,590	– 0	–
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		3,340	3,079,727
5.25%, 07/15/2031		3,542	3,220,991
6.625%, 07/15/2030		4,137	4,109,519
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(b)		200	200,344
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a)(b)	EUR	2,189	2,678,516
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a)(b)	U.S.$	3,195	3,323,388

6 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(b)	U.S.$	1,030	$1,073,893
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(b)	EUR	1,751	2,116,425
Nissan Motor Acceptance Co. LLC 2.45%, 09/15/2028(a)	U.S.$	3,310	3,027,084
2.75%, 03/09/2028(a)		5,326	4,991,321
6.125%, 09/30/2030(a)		1,425	1,412,419
Nissan Motor Co., Ltd. 8.125%, 07/17/2035(a)		6,832	7,281,734
PM General Purchaser LLC 9.50%, 10/01/2028(a)		8,677	7,545,724
Qnity Electronics, Inc. 6.25%, 08/15/2033(a)		2,051	2,107,290
Tenneco, Inc. 8.00%, 11/17/2028(a)		8,316	8,297,451
Titan International, Inc. 7.00%, 04/30/2028		6,965	6,981,823
ZF Finance GmbH Series E 3.75%, 09/21/2028(a)	EUR	100	110,420
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)	U.S.$	2,474	2,346,733
6.875%, 04/14/2028(a)		4,588	4,615,087
7.125%, 04/14/2030(a)		1,539	1,500,799
7.50%, 03/24/2031(a)		3,499	3,338,039

			90,990,855

Consumer Cyclical - Entertainment – 1.1%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,527	1,495,601
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		3,102	3,160,505
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		5,106	5,105,918
6.25%, 09/15/2033(a)		1,710	1,727,927
NCL Finance Ltd. 6.125%, 03/15/2028(a)		324	330,926
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,269	4,189,908
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		8,346	8,362,488
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 07/15/2029		30	28,848
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		8,413	8,541,963
9.125%, 07/15/2031(a)		1,377	1,475,332

			34,419,416

ABFunds.com	AB High Income Fund 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 4.7%
Allwyn Entertainment Financing UK PLC 7.25%, 04/30/2030(a)	EUR	1,431	$1,736,221
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)	U.S.$	4,957	5,184,473
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		5,889	5,460,409
6.25%, 09/15/2027(a)		4,404	4,400,168
Builders FirstSource, Inc. 4.25%, 02/01/2032(a)		1,954	1,850,128
6.375%, 03/01/2034(a)		5,168	5,353,220
6.75%, 05/15/2035(a)		2,975	3,124,026
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50%, 10/15/2029(a)		1,629	1,144,881
Churchill Downs, Inc. 4.75%, 01/15/2028(a)		2,523	2,500,765
5.75%, 04/01/2030(a)		2,035	2,038,568
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)		3,567	3,487,144
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		6,167	5,687,828
4.00%, 05/01/2031(a)		1,651	1,568,565
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		964	890,819
5.00%, 06/01/2029(a)		9,171	8,795,797
6.625%, 01/15/2032(a)		3,497	3,551,532
K Hovnanian Enterprises, Inc. 8.00%, 04/01/2031(a)		2,083	2,127,072
LGI Homes, Inc. 7.00%, 11/15/2032(a)		2,559	2,454,896
Lottomatica Group SpA 4.875%, 01/31/2031(a)	EUR	1,181	1,404,367
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)	U.S.$	1,338	1,288,239
6.50%, 10/01/2033(a)		4,607	4,538,425
Masterbrand, Inc. 7.00%, 07/15/2032(a)		3,662	3,804,989
Mattamy Group Corp. 4.625%, 03/01/2030(a)		5,478	5,316,918
MGM Resorts International 6.125%, 09/15/2029		2,400	2,443,357
Miller Homes Group Finco PLC 6.29% (EURIBOR 3 Month + 4.25%), 10/15/2030(a)(j)	EUR	1,541	1,791,589
7.00%, 05/15/2029(a)	GBP	2,900	3,805,969

8 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,744	$2,847,123
11.875%, 04/15/2031(a)		3,907	4,094,439
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)		2,631	2,659,480
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		3,292	3,259,889
4.75%, 04/01/2029		4,530	4,435,957
Standard Building Solutions, Inc. 6.25%, 08/01/2033(a)		5,412	5,525,949
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		2,584	2,354,828
4.375%, 07/15/2030(a)		3,615	3,487,614
4.75%, 01/15/2028(a)		1,356	1,350,776
Station Casinos LLC 4.50%, 02/15/2028(a)		1,517	1,493,646
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		212	211,517
5.75%, 01/15/2028(a)		989	1,000,823
5.875%, 06/15/2027(a)		294	296,876
Thor Industries, Inc. 4.00%, 10/15/2029(a)		3,624	3,452,683
Travel & Leisure Co. 4.50%, 12/01/2029(a)		5,268	5,110,388
4.625%, 03/01/2030(a)		10,068	9,766,218
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		4,394	4,315,302
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		2,353	2,357,230
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		2,217	2,217,741

			145,988,844

Consumer Cyclical - Restaurants – 0.6%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		5,650	5,547,666
4.00%, 10/15/2030(a)		6,521	6,166,076
4.375%, 01/15/2028(a)		3,132	3,092,076
6.125%, 06/15/2029(a)		5,000	5,137,379

			19,943,197

Consumer Cyclical - Retailers – 4.9%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		14,604	14,780,278
7.375%, 08/01/2033(a)		2,757	2,791,032

ABFunds.com	AB High Income Fund 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Arko Corp. 5.125%, 11/15/2029(a)	U.S.$	4,612	$3,864,733
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		6,598	6,408,029
5.00%, 02/15/2032(a)		340	327,159
Bath & Body Works, Inc. 6.75%, 07/01/2036		1,479	1,530,573
6.875%, 11/01/2035		6,475	6,766,680
7.60%, 07/15/2037		360	375,428
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	2,585	3,060,952
Boots Group Finco LP 5.375%, 08/31/2032(a)		1,976	2,354,507
Carvana Co. 5.50%, 04/15/2027(a)	U.S.$	1,469	1,443,764
9.00%, 06/01/2030(a)(b)(c)		7,229	7,553,926
Cougar JV Subsidiary LLC 8.00%, 05/15/2032(a)		7,797	8,321,392
CT Investment GmbH 6.375%, 04/15/2030(a)	EUR	1,681	2,013,171
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	320	320,455
6.875%, 03/01/2032(a)		3,145	3,266,071
Gap, Inc. (The) 3.625%, 10/01/2029(a)		1,113	1,046,586
3.875%, 10/01/2031(a)		998	912,464
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		5,739	5,460,526
8.75%, 01/15/2032(a)		4,115	3,903,588
11.50%, 08/15/2029(a)		1,470	1,518,672
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		4,361	4,231,717
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		3,898	3,708,401
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		5,229	5,093,898
Lithia Motors, Inc. 3.875%, 06/01/2029(a)		2,932	2,801,136
4.625%, 12/15/2027(a)		685	679,191
Michaels Cos., Inc. (The) 5.25%, 05/01/2028(a)		1,510	1,409,737
7.875%, 05/01/2029(a)		3,047	2,685,817
Nordstrom, Inc. 5.00%, 01/15/2044		2,170	1,642,418
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		1,302	1,339,978
Patrick Industries, Inc. 4.75%, 05/01/2029(a)		150	147,564

10 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Penske Automotive Group, Inc. 3.75%, 06/15/2029	U.S.$	521	$498,690
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		2,933	2,932,191
10.00%, 09/15/2033(a)		3,315	3,334,045
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		4,745	4,921,862
Saks Global Enterprises LLC 11.00%, 12/15/2029(a)		1,519	655,754
SGUS LLC 11.00%, 12/15/2029(a)		753	651,881
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		9,865	9,600,144
4.875%, 11/15/2031(a)		790	752,957
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(a)		3,703	3,722,939
Staples, Inc. 10.75%, 09/01/2029(a)		9,996	9,752,312
12.75%, 01/15/2030(a)		2,487	1,917,742
VF Corp. 2.95%, 04/23/2030		7,097	6,230,395
White Cap Buyer LLC 6.875%, 10/15/2028(a)		2,257	2,257,000
White Cap Supply Holdings LLC 7.375%, 11/15/2030(a)		1,759	1,778,418
William Carter Co. (The) 7.375%, 02/15/2031(a)		3,388	3,374,549

			154,140,722

Consumer Non-Cyclical – 8.2%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(a)		1,227	1,201,105
7.375%, 03/15/2033(a)(d)		4,574	4,734,087
AdaptHealth LLC 4.625%, 08/01/2029(a)		2,068	1,962,951
5.125%, 03/01/2030(a)		2,000	1,914,784
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		1,018	971,335
5.50%, 03/31/2031(a)		4,486	4,521,089
5.75%, 03/31/2034(a)		2,975	2,988,550
6.50%, 02/15/2028(a)		4,998	5,091,668
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		1,902	1,993,286
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		11,521	12,039,445

ABFunds.com	AB High Income Fund 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)	U.S.$	4,331	$3,959,583
11.00%, 09/30/2028(a)		15,711	16,534,536
CAB SELAS 3.375%, 02/01/2028(a)	EUR	2,809	2,983,919
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)	U.S.$	1,291	1,152,651
6.00%, 01/15/2029(a)		11,502	11,387,540
6.125%, 04/01/2030(a)		7,452	6,258,433
CVS Health Corp. 6.75%, 12/10/2054		548	569,803
7.00%, 03/10/2055		9,105	9,569,012
DaVita, Inc. 3.75%, 02/15/2031(a)		1,867	1,715,440
4.625%, 06/01/2030(a)		18,628	17,975,272
Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)		5,930	6,187,449
Embecta Corp. 5.00%, 02/15/2030(a)		6,541	6,203,820
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		7,811	6,916,408
Encompass Health Corp. 4.50%, 02/01/2028		682	676,870
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		1,390	1,334,450
Global Medical Response, Inc. 7.375%, 10/01/2032(a)		1,311	1,372,084
Grifols SA 3.875%, 10/15/2028(a)	EUR	8,212	9,203,341
7.50%, 05/01/2030(a)		1,900	2,302,493
Gruenenthal GmbH 6.75%, 05/15/2030(a)		3,233	3,912,833
Gruppo San Donato SpA 6.50%, 10/31/2031(a)		3,315	3,923,683
Iceland Bondco PLC 10.875%, 12/15/2027(a)	GBP	414	575,137
LifePoint Health, Inc. 8.375%, 02/15/2032(a)	U.S.$	3,840	4,147,520
11.00%, 10/15/2030(a)		5,388	5,939,764
Medline Borrower LP 3.875%, 04/01/2029(a)		8,330	8,092,470
5.25%, 10/01/2029(a)		9,369	9,329,819
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	1,619	1,895,023
ModivCare, Inc. 5.00%, 10/01/2029(c)(f)(i)(l)	U.S.$	3,342	4,178
5.00%, 10/01/2029(f)(i)(l)		97	300

12 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)	U.S.$	3,146	$2,857,654
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a)(b)(c)		3,499	3,003,252
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a)(b)(c)		2,862	3,079,758
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		3,395	3,582,259
Neopharmed Gentili SpA 7.125%, 04/08/2030(a)	EUR	1,890	2,272,231
Newell Brands, Inc. 6.375%, 09/15/2027	U.S.$	1,203	1,203,936
8.50%, 06/01/2028(a)		3,080	3,169,522
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	3,589	4,293,266
6.50%, 03/31/2032(a)	U.S.$	1,270	1,307,487
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		12,011	11,419,033
5.125%, 04/30/2031(a)		7,607	5,840,551
7.875%, 05/15/2034(a)		714	558,329
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		14	10,703
6.625%, 04/01/2030(a)(d)		866	659,153
Post Holdings, Inc. 4.50%, 09/15/2031(a)		5,969	5,612,062
4.625%, 04/15/2030(a)		414	401,417
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375%, 04/30/2029(a)		9,327	9,070,507
6.25%, 04/01/2029(a)		3,651	3,664,691
Somnigroup International, Inc. 4.00%, 04/15/2029(a)		685	659,545
Sotera Health Holdings LLC 7.375%, 06/01/2031(a)		4,478	4,709,748
Surgery Center Holdings, Inc. 7.25%, 04/15/2032(a)		3,026	3,118,614
Whirlpool Corp. 4.70%, 05/14/2032		842	771,402
6.125%, 06/15/2030		3,064	3,036,394
6.50%, 06/15/2033		625	609,919

			256,453,564

Energy – 6.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,000	2,999,817
5.75%, 10/15/2033(a)		1,600	1,598,112

ABFunds.com	AB High Income Fund 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, 06/30/2029(a)	U.S.$	785	$782,635
Buckeye Partners LP 4.50%, 03/01/2028(a)		840	831,713
California Resources Corp. 7.00%, 01/15/2034(a)		963	958,647
Chord Energy Corp. 6.00%, 10/01/2030(a)		2,159	2,164,009
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		2,387	2,388,468
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		5,582	5,764,943
8.75%, 07/01/2031(a)		2,386	2,451,615
9.625%, 06/15/2033(a)		3,545	3,799,673
CNX Resources Corp. 6.00%, 01/15/2029(a)		4,714	4,738,695
7.25%, 03/01/2032(a)		3,043	3,172,775
7.375%, 01/15/2031(a)		350	361,973
Crescent Energy Finance LLC 7.375%, 01/15/2033(a)		705	665,911
7.625%, 04/01/2032(a)		1,871	1,812,843
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.375%, 06/30/2033(a)		5,504	5,584,939
8.625%, 03/15/2029(a)		365	380,642
Excelerate Energy LP 8.00%, 05/15/2030(a)		4,136	4,356,744
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		3,000	3,019,302
7.875%, 05/15/2032		2,804	2,888,571
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		4,575	4,627,531
Gulfport Energy Operating Corp. 6.75%, 09/01/2029(a)		1,454	1,485,676
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		1,498	1,468,223
6.00%, 02/01/2031(a)		1,772	1,684,268
6.25%, 04/15/2032(a)		318	301,755
7.25%, 02/15/2035(a)		4,398	4,233,075
8.375%, 11/01/2033(a)		5,423	5,610,274
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		2,804	2,890,139
7.375%, 07/15/2032(a)		1,180	1,237,287
ITT Holdings LLC 6.50%, 08/01/2029(a)		8,899	8,628,812
Kodiak Gas Services LLC 7.25%, 02/15/2029(a)		6,018	6,244,319

14 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Matador Resources Co. 6.50%, 04/15/2032(a)	U.S.$	445	$448,956
Moss Creek Resources Holdings, Inc. 8.25%, 09/01/2031(a)		1,731	1,674,303
Murphy Oil Corp. 6.00%, 10/01/2032		2,101	2,072,257
Nabors Industries Ltd. 7.50%, 01/15/2028(a)		3,831	3,847,126
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		1,808	1,831,022
NFE Financing LLC 12.00%, 11/15/2029(a)		21,139	4,999,066
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		3,973	4,062,229
8.375%, 02/15/2032(a)		4,424	4,522,353
NuStar Logistics LP 5.625%, 04/28/2027		3,349	3,377,394
6.00%, 06/01/2026		300	300,962
6.375%, 10/01/2030		1,164	1,212,314
Parkland Corp. 4.50%, 10/01/2029(a)		1,060	1,025,148
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,425	1,412,899
7.875%, 09/15/2030(a)		2,774	2,787,911
Rockies Express Pipeline LLC 6.75%, 03/15/2033(a)		192	201,149
SM Energy Co. 6.75%, 08/01/2029(a)		1,163	1,160,406
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		3,768	3,834,008
Sunoco LP 5.625%, 03/15/2031(a)		1,725	1,725,892
7.00%, 05/01/2029(a)		7,155	7,433,898
7.875%, 09/18/2030(a)(m)		4,787	4,868,031
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		2,908	2,850,386
7.00%, 09/15/2028(a)		283	291,631
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(a)		614	609,015
6.00%, 09/01/2031(a)		278	273,231
7.375%, 02/15/2029(a)		2,400	2,473,645
Talos Production, Inc. 9.00%, 02/01/2029(a)		2,371	2,439,096
9.375%, 02/01/2031(a)		3,423	3,503,641
TransMontaigne Partners LLC 8.50%, 06/15/2030(a)		2,203	2,306,970

ABFunds.com	AB High Income Fund 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transocean Aquila Ltd. 8.00%, 09/30/2028(a)	U.S.$	2,826	$2,905,484
Transocean International Ltd. 7.875%, 10/15/2032(a)		320	329,600
8.75%, 02/15/2030(a)		3,050	3,198,824
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		6,837	7,043,131
8.375%, 06/01/2031(a)		2,811	2,885,728
9.00%, 09/30/2029(a)(m)		5,856	5,473,309
9.50%, 02/01/2029(a)		2,769	2,981,359
9.875%, 02/01/2032(a)		11,363	12,133,506
Vermilion Energy, Inc. 6.875%, 05/01/2030(a)		675	642,230
WBI Operating LLC 6.25%, 10/15/2030(a)		2,510	2,502,928
6.50%, 10/15/2033(a)		2,205	2,204,465
Weatherford International Ltd. 6.75%, 10/15/2033(a)		2,759	2,819,547

			201,798,436

Other Industrial – 0.5%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/2029(a)		337	321,522
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		4,369	4,246,052
Gates Corp./DE 6.875%, 07/01/2029(a)		1,249	1,296,230
Pachelbel Bidco SpA 7.125%, 05/17/2031(a)	EUR	2,585	3,187,243
Resideo Funding, Inc. 4.00%, 09/01/2029(a)	U.S.$	651	623,590
6.50%, 07/15/2032(a)		2,220	2,271,209
Stena International SA 7.25%, 01/15/2031(a)		293	298,492
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		4,874	4,781,357

			17,025,695

Services – 2.9%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)		2,530	2,450,858
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		1,397	1,364,763
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	1,105	1,253,923
4.625%, 06/01/2028(a)	U.S.$	11,262	11,031,694
4.875%, 06/01/2028(a)	GBP	3,580	4,560,005

16 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ANGI Group LLC 3.875%, 08/15/2028(a)	U.S.$	8,847	$8,168,547
APCOA Group GmbH 6.00%, 04/15/2031(a)	EUR	3,023	3,550,419
Aramark International Finance SARL 4.375%, 04/15/2033(a)		486	561,899
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	3,832	3,825,291
Belron UK Finance PLC 5.75%, 10/15/2029(a)		4,372	4,431,223
Cars.com, Inc. 6.375%, 11/01/2028(a)		4,403	4,389,017
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		5,201	5,012,583
4.875%, 07/01/2029(a)		2,283	2,131,255
Deepocean Ltd. 6.00%, 04/08/2031(a)	EUR	1,002	1,173,926
Engineering - Ingegneria Informatica - SpA 7.75% (EURIBOR 3 Month + 5.75%), 02/15/2030(a)(j)		1,418	1,652,327
8.625%, 02/15/2030(a)		770	948,709
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	2,243	2,225,444
6.00%, 06/01/2029(a)		3,875	3,784,801
7.75%, 02/15/2028(a)		2,493	2,551,287
8.25%, 08/01/2032(a)		3,046	3,100,529
8.375%, 11/15/2032(a)		2,884	2,933,103
Korn Ferry 4.625%, 12/15/2027(a)		2,404	2,385,022
Match Group Holdings II LLC 4.625%, 06/01/2028(a)		685	675,221
Matthews International Corp. 8.625%, 10/01/2027(a)		1,494	1,538,043
Monitronics International, Inc. 9.125%, 04/01/2020(e)(g)(h)(i)(k)		6,914	– 0	–
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		760	739,370
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		4,351	4,449,152
Sabre GLBL, Inc. 10.75%, 11/15/2029(a)		859	816,040
11.125%, 07/15/2030(a)		7,716	7,293,730
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	2,529	3,010,146

			92,008,327

ABFunds.com	AB High Income Fund 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 1.9%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)	EUR	4,266	$4,978,275
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	6,972	7,254,716
Amkor Technology, Inc. 5.875%, 10/01/2033(a)		1,881	1,914,458
AthenaHealth Group, Inc. 6.50%, 02/15/2030(a)		4,979	4,877,227
CommScope LLC 9.50%, 12/15/2031(a)		96	97,780
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,614	2,778,409
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		1,627	1,648,218
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		3,778	3,941,283
GoTo Group, Inc. 5.50%, 05/01/2028(a)		4,547	2,515,418
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	2,533	2,968,956
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	4,842	5,001,609
Playtika Holding Corp. 4.25%, 03/15/2029(a)		5,315	4,799,872
Rackspace Finance LLC 3.50%, 05/15/2028(a)		11,101	4,438,469
Rocket Software, Inc. 9.00%, 11/28/2028(a)		5,150	5,306,353
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	3,109	3,621,643
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	3,521	3,377,738

			59,520,424

Transportation - Airlines – 0.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		2,833	2,864,964
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,793	1,796,167
5.75%, 04/20/2029(a)		11,510	11,592,705

			16,253,836

Transportation - Services – 1.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	513	612,775
7.00%, 05/21/2030(a)	U.S.$	1,397	1,447,578
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		14,896	14,282,864

18 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.375%, 03/01/2029(a)	U.S.$	2,823	$2,720,833
5.75%, 07/15/2027(a)		424	422,599
Avis Budget Finance PLC 7.25%, 07/31/2030(a)	EUR	568	668,590
BCP V Modular Services Finance PLC 6.75%, 11/30/2029(a)		5,428	3,784,668
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)		538	584,785
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	4,262	4,438,120
Boels Topholding BV 5.75%, 05/15/2030(a)	EUR	1,872	2,231,056
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	1,818	1,847,975
Edge Finco PLC 8.125%, 08/15/2031(a)	GBP	1,631	2,268,307
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	3,786	3,678,128
12.625%, 07/15/2029(a)		1,219	1,207,775
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	3,189	3,722,058
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	5,075	4,951,227

			48,869,338

			1,705,360,012

Financial Institutions – 6.4%
Banking – 0.7%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(m)		993	924,149
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		8,586	8,601,093
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)		2,224	2,238,860
8.375%, 06/15/2035(a)		2,189	2,234,645
9.75%, 03/15/2029(a)		8,199	8,750,838

			22,749,585

Brokerage – 1.0%
AG Issuer LLC 6.25%, 03/01/2028(a)		5,114	5,115,960
Aretec Group, Inc. 7.50%, 04/01/2029(a)		2,319	2,333,751
10.00%, 08/15/2030(a)		6,737	7,326,397
Focus Financial Partners LLC 6.75%, 09/15/2031(a)		941	970,698
Hightower Holding LLC 9.125%, 01/31/2030(a)		5,609	6,010,702

ABFunds.com	AB High Income Fund 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)	U.S.$	2,400	$2,338,101
6.75%, 05/01/2033(a)		3,643	3,798,402
Osaic Holdings, Inc. 6.75%, 08/01/2032(a)		213	219,968
8.00%, 08/01/2033(a)		379	388,983
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		3,852	4,031,271

			32,534,233

Finance – 2.5%
CNG Holdings, Inc. 0.01%, 06/30/2031(a)(e)(h)		4,599	4,116,705
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		7,364	6,673,561
Curo SPV LLC 13.00%, 08/02/2027(e)		9,208	9,115,806
Enova International, Inc. 9.125%, 08/01/2029(a)		5,072	5,316,182
11.25%, 12/15/2028(a)		2,594	2,753,758
Freedom Mortgage Holdings LLC 8.375%, 04/01/2032(a)		4,804	5,022,081
GGAM Finance Ltd. 8.00%, 02/15/2027(a)		4,139	4,238,669
8.00%, 06/15/2028(a)		3,918	4,159,428
goeasy Ltd. 6.875%, 05/15/2030(a)		800	786,698
7.375%, 10/01/2030(a)		2,268	2,262,833
7.625%, 07/01/2029(a)		1,862	1,877,562
9.25%, 12/01/2028(a)		3,755	3,891,112
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		7,413	7,020,503
Navient Corp. 4.875%, 03/15/2028		6,959	6,808,364
5.00%, 03/15/2027		1,148	1,141,522
5.50%, 03/15/2029		1,215	1,192,160
5.625%, 08/01/2033		1,834	1,656,188
9.375%, 07/25/2030		1,549	1,702,600
11.50%, 03/15/2031		3,049	3,411,869
OneMain Finance Corp. 6.625%, 05/15/2029		723	744,142
Rfna LP 7.875%, 02/15/2030(a)		1,027	1,022,033
SLM Corp. 3.125%, 11/02/2026		1,440	1,414,909
Terawulf, Inc. Zero Coupon, 05/01/2032(a)(n)		169	175,129

			76,503,814

20 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Services – 0.7%
1261229 BC Ltd. 10.00%, 04/15/2032(a)	U.S.$	5,396	$5,645,898
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		2,758	2,736,361
8.50%, 05/15/2030(a)		3,148	3,314,841
9.25%, 04/01/2029(a)		5,103	5,380,629
Herc Holdings, Inc. 7.00%, 06/15/2030(a)		2,117	2,216,600
7.25%, 06/15/2033(a)		519	547,330
Titanium 2l Bondco SARL 6.25%, 01/14/2031(b)	EUR	1,310	372,421

			20,214,080

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(a)	U.S.$	1,262	1,249,345
7.50%, 11/06/2030(a)		1,502	1,555,022
8.25%, 02/01/2029(a)		3,788	3,947,887
8.50%, 06/15/2029(a)		2,552	2,678,919
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.50%, 10/01/2031(a)		1,448	1,487,193
6.75%, 04/15/2028(a)		1,165	1,185,712
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves 7.875%, 11/01/2029(a)		1,097	1,130,189
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,299	1,552,116
7.75%, 02/15/2031(a)	U.S.$	2,171	2,271,075
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032(a)		4,366	4,553,590

			21,611,048

REITs – 0.8%
Brandywine Operating Partnership LP 8.875%, 04/12/2029		939	1,020,684
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)		1,820	1,792,162
Crossgates, Inc. 11.00%, 07/24/2026(e)(h)		7,074	6,964,877
Five Point Operating Co. LP 8.00%, 10/01/2030(a)		2,690	2,751,773
Iron Mountain, Inc. 4.75%, 01/15/2034(a)	EUR	5,000	5,785,328
MPT Operating Partnership LP/MPT Finance Corp. 7.00%, 02/15/2032(a)		385	461,745
8.50%, 02/15/2032(a)	U.S.$	1,534	1,612,071

ABFunds.com	AB High Income Fund 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

RLJ Lodging Trust LP 4.00%, 09/15/2029(a)	U.S.$	1,492	$1,403,586
Service Properties Trust 8.375%, 06/15/2029		4,234	4,212,874
Vivion Investments SARL Series E 6.50%, 02/28/2029(a)(b)(c)	EUR	17	19,695

			26,024,795

			199,637,555

Utility – 0.9%
Electric – 0.9%
Calpine Corp. 4.625%, 02/01/2029(a)	U.S.$	686	681,487
Hawaiian Electric Co., Inc. 6.00%, 10/01/2033(a)		4,084	4,125,101
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,924	3,733,288
5.25%, 06/15/2029(a)		300	301,315
5.75%, 07/15/2029(a)		7,963	7,997,930
10.25%, 03/15/2028(a)(m)		3,572	3,918,554
Vistra Corp. 7.00%, 12/15/2026(a)(m)		3,713	3,752,583
8.00%, 10/15/2026(a)(m)		4,495	4,606,829
Vistra Operations Co. LLC 5.00%, 07/31/2027(a)		300	300,116

			29,417,203

Total Corporates - Non-Investment Grade (cost $1,967,024,118)			1,934,414,770

CORPORATES - INVESTMENT GRADE – 13.2%
Industrial – 7.1%
Basic – 0.6%
Freeport Indonesia PT 4.76%, 04/14/2027(a)		696	698,304
Nexa Resources SA 6.75%, 04/09/2034(a)(d)		2,633	2,811,606
OCP SA 6.75%, 05/02/2034(a)		1,492	1,616,582
Olin Corp. 5.625%, 08/01/2029		889	890,989
6.625%, 04/01/2033(a)		2,599	2,576,147
Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(a)		4,387	4,347,517
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		764	760,761
6.50%, 11/07/2033(a)		1,223	1,313,202

22 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	4,836	$5,000,279

			20,015,387

Capital Goods – 0.0%
Textron Financial Corp. 6.21% (CME Term SOFR 3 Month + 2.00%), 02/15/2042(a)(j)		125	112,326

Communications - Media – 0.8%
DIRECTV Financing LLC 8.875%, 02/01/2030(a)		1,635	1,626,395
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,722	2,720,256
10.00%, 02/15/2031(a)		4,361	4,360,912
Grupo Televisa SAB 4.625%, 01/30/2026(d)		1,527	1,518,792
8.50%, 03/11/2032		403	440,402
Meta Platforms, Inc. 5.50%, 11/15/2045		4,527	4,485,013
5.75%, 11/15/2065		4,672	4,623,297
Prosus NV 3.06%, 07/13/2031(a)		6,509	5,911,148
4.03%, 08/03/2050(a)		1,341	957,139

			26,643,354

Communications - Telecommunications – 0.2%
TELUS Corp. 6.625%, 10/15/2055		2,824	2,921,087
7.00%, 10/15/2055		3,827	4,075,048

			6,996,135

Consumer Cyclical - Automotive – 0.9%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)		685	701,197
Ford Motor Co. 3.25%, 02/12/2032		14,888	12,973,959
Ford Motor Credit Co. LLC 6.80%, 05/12/2028		4,854	5,045,150
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(a)		4,095	4,100,021
Phinia, Inc. 6.75%, 04/15/2029(a)		2,060	2,128,143
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		1,828	1,859,397

			26,807,867

ABFunds.com	AB High Income Fund 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 5.125%, 05/01/2029(a)	U.S.$	5,556	$5,625,408
5.75%, 03/15/2030(a)		1,724	1,775,720
5.875%, 06/15/2031(a)		2,848	2,937,000

			10,338,128

Consumer Cyclical - Other – 1.4%
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	4,016	4,631,090
5.875%, 06/04/2031(a)	U.S.$	1,325	1,347,842
6.125%, 06/04/2031(a)	GBP	1,466	1,943,784
GENM Capital Labuan Ltd. 3.88%, 04/19/2031(a)	U.S.$	2,056	1,861,708
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(a)		1,312	1,358,455
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		767	781,248
6.125%, 07/31/2032(a)		3,500	3,592,074
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,700	2,436,608
4.625%, 04/06/2031(a)		5,800	4,947,963
8.45%, 07/27/2030(a)		900	912,093
Sands China Ltd. 2.85%, 03/08/2029(c)		810	766,830
3.25%, 08/08/2031(c)		675	620,541
4.375%, 06/18/2030(c)		1,740	1,711,765
Sekisui House US, Inc. 6.00%, 01/15/2043		9,963	9,383,253
Voyager Parent LLC 9.25%, 07/01/2032(a)		6,443	6,759,269

			43,054,523

Consumer Cyclical - Retailers – 0.3%
Falabella SA 3.375%, 01/15/2032(a)		3,073	2,761,091
Levi Strauss & Co. 3.50%, 03/01/2031(a)		858	795,639
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		1,365	1,364,305
6.125%, 03/15/2032(a)		2,121	2,130,369
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)		1,570	1,588,352

			8,639,756

Consumer Non-Cyclical – 0.5%
Cencosud SA 5.95%, 05/28/2031(a)		675	707,231
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		4,614	4,424,584
4.00%, 03/15/2031(a)		1,993	1,879,551

24 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	7,888	$7,730,822

			14,742,188

Energy – 1.7%
Energy Transfer LP 8.00%, 05/15/2054		4,164	4,443,250
Harbour Energy PLC 6.33%, 04/01/2035(a)		1,499	1,534,650
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		2,128	2,074,013
Permian Resources Operating LLC 6.25%, 02/01/2033(a)		3,429	3,491,612
7.00%, 01/15/2032(a)		2,400	2,490,230
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		2,804	2,262,509
6.25%, 07/08/2032(a)		2,915	2,496,594
6.45%, 03/05/2034(a)		2,075	1,757,039
6.70%, 02/25/2037(a)		2,505	2,095,913
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		3,441	3,159,268
Var Energi ASA 5.875%, 05/22/2030(a)		2,768	2,882,440
6.50%, 05/22/2035(a)		1,249	1,327,240
8.00%, 11/15/2032(a)		4,260	4,914,852
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		2,732	2,587,732
6.25%, 01/15/2030(a)		3,905	3,982,043
Western Midstream Operating LP 7.25%, 04/01/2030(a)		3,101	3,303,381
Woodside Finance Ltd. 5.40%, 05/19/2030		2,148	2,205,193
6.00%, 05/19/2035		5,613	5,865,936

			52,873,895

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		701	690,636

Services – 0.0%
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	369	516,264

Technology – 0.1%
Lenovo Group Ltd. 5.83%, 01/27/2028(a)	U.S.$	2,591	2,677,529

ABFunds.com	AB High Income Fund 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.1%
United Airlines, Inc. 4.625%, 04/15/2029(a)	U.S.$	1,888	$1,869,852

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		1,497	1,447,495

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 3.10%, 02/02/2031(a)		745	664,679
4.375%, 07/03/2029(a)		3,847	3,750,825
JSW Infrastructure Ltd. 4.95%, 01/21/2029(a)		564	566,995

			4,982,499

			222,407,834

Financial Institutions – 5.1%
Banking – 3.1%
Ally Financial, Inc. 5.54%, 01/17/2031		496	504,598
6.70%, 02/14/2033		3,049	3,182,385
Series B 4.70%, 05/15/2026(m)		10,614	10,399,040
Banco Santander SA 6.35%, 03/14/2034(d)		2,200	2,367,716
6.92%, 08/08/2033		7,200	7,990,502
Bank Leumi Le-Israel BM 7.13%, 07/18/2033(a)		1,500	1,563,975
Barclays PLC 7.12%, 06/27/2034		2,695	3,016,254
BNP Paribas SA 4.625%, 02/25/2031(a)(m)		6,256	5,649,952
BPCE SA 6.51%, 01/18/2035(a)		1,434	1,528,120
CaixaBank SA 5.58%, 07/03/2036(a)		1,742	1,790,174
6.84%, 09/13/2034(a)		3,306	3,687,596
Citigroup, Inc. Series AA 7.625%, 11/15/2028(m)		1,231	1,288,593
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		5,208	4,904,346
7.08%, 02/10/2034		1,397	1,531,767
HSBC Holdings PLC 4.60%, 12/17/2030(m)		986	931,667
Intesa Sanpaolo SpA 4.20%, 06/01/2032(a)		3,439	3,263,117
4.95%, 06/01/2042(a)		1,000	852,997

26 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Lloyds Banking Group PLC 6.07%, 06/13/2036	U.S.$	838	$881,949
Nationwide Building Society 5.54%, 07/14/2036(a)		1,150	1,184,615
Societe Generale SA 5.51%, 05/22/2031(a)		14,548	14,961,658
Standard Chartered PLC 5.61% (CME Term SOFR 3 Month + 1.77%), 01/30/2027(a)(j)(m)		3,500	3,389,271
Synchrony Financial 5.935%, 08/02/2030		2,928	3,026,753
7.25%, 02/02/2033		9,869	10,450,860
UBS Group AG 3.875%, 06/02/2026(a)(m)		1,016	1,001,784
7.125%, 08/10/2034(a)(m)		2,442	2,484,812
9.25%, 11/13/2028(a)(m)		895	974,338
UniCredit SpA 5.86%, 06/19/2032(a)		3,049	3,097,578

			95,906,417

Finance – 0.5%
Air Lease Corp. Series B 4.65%, 06/15/2026(m)		5,818	5,732,128
Aircastle Ltd. 5.25%, 06/15/2026(a)(m)		2,705	2,693,718
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)		2,519	2,519,252
4.875%, 11/22/2026(a)		310	311,344
CFAMC III Co., Ltd. 4.75%, 04/27/2027(a)		1,151	1,152,151
Series E 4.25%, 11/07/2027(a)		270	267,805
ILFC E-Capital Trust II 6.52% (CME Term SOFR 3 Month + 2.06%), 12/21/2065(a)(j)		1,500	1,281,271
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.625%, 10/15/2031(a)		2,594	2,556,982

			16,514,651

Insurance – 1.0%
Centene Corp. 2.50%, 03/01/2031		2,409	2,074,480
2.625%, 08/01/2031		2,052	1,761,146
3.00%, 10/15/2030		3,995	3,572,883
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		12,355	14,212,146

ABFunds.com	AB High Income Fund 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2037(a)(j)	U.S.$	8,479	$9,488,025
MetLife, Inc. 10.75%, 08/01/2039		942	1,260,804

			32,369,484

REITs – 0.5%
InRetail Shopping Malls 5.65%, 10/16/2032(a)		1,135	1,138,484
Newmark Group, Inc. 7.50%, 01/12/2029		8,300	8,891,491
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		2,016	2,045,545
Trust Fibra Uno 4.87%, 01/15/2030(a)		3,999	3,906,523

			15,982,043

			160,772,595

Utility – 1.0%
Electric – 1.0%
Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(a)		357	326,655
3.95%, 02/12/2030(a)		2,256	2,118,113
AES Andes SA 6.30%, 03/15/2029(a)		1,849	1,910,849
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,858	2,026,923
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,948	2,103,392
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		886	921,802
Electricite de France SA 9.125%, 03/15/2033(a)(m)		1,365	1,579,712
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		5,114	4,832,730
Engie Energia Chile SA 6.375%, 04/17/2034(a)		2,849	3,028,857
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)		468	494,257
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		4,664	4,604,954
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		799	834,934
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,662	2,652,494

28 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Niagara Energy SAC 5.75%, 10/03/2034(a)	U.S.$	1,563	$1,606,373

			29,042,045

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		739	798,172

			29,840,217

Total Corporates - Investment Grade (cost $400,760,430)			413,020,646

BANK LOANS – 6.1%
Industrial – 5.2%
Basic – 0.1%
Ineos Quattro Holdings UK Ltd. 7.815% (CME Term SOFR 1 Month + 3.75%), 03/14/2030(o)		435	349,406
INEOS US Petrochem LLC 8.315% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(o)		2,173	1,805,394

			2,154,800

Capital Goods – 0.1%
ACProducts Holdings, Inc. 8.51% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(o)		5,087	4,423,509

Communications - Media – 0.8%
DIRECTV Financing LLC 9.35% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(o)		2,997	3,000,058
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 9.34% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(o)		1,820	1,794,975
Gray Television, Inc. 7.25% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(o)		4,410	4,412,629
iHeartCommunications, Inc. 9.85% (CME Term SOFR 1 Month + 5.78%), 05/01/2029(o)		4,234	3,773,114
Inizio Group Ltd. 8.35% (CME Term SOFR 3 Month + 4.25%), 08/19/2028(e)(o)		4,669	4,645,655
MJH Healthcare Holdings LLC 01/28/2029(e)(p)		5,210	4,923,450
Radiate Holdco LLC 1.50% (PIK Interest 12 + 1.50%), 09/25/2029(e)(o)		2,459	1,914,618

ABFunds.com	AB High Income Fund 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.58% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(e)(o)	U.S.$	2,459	$1,914,618

			26,379,117

Communications - Telecommunications – 0.5%
Crown Subsea Communications Holding, Inc. 7.465% (CME Term SOFR 1 Month + 3.50%), 01/30/2031(o)		6,841	6,875,105
Zacapa S.a r.l. 7.75% (CME Term SOFR 3 Month + 3.75%), 03/22/2029(o)		7,436	7,449,347

			14,324,452

Consumer Cyclical - Automotive – 0.1%
MPH Acquisition Holdings LLC 9.08% (CME Term SOFR 1 Month + 5.00%), 01/31/2028(o)		3,533	3,113,543

Consumer Cyclical - Other – 0.1%
CP Atlas Buyer, Inc. 9.215% (CME Term SOFR 1 Month + 5.25%), 07/08/2030(o)		1,480	1,456,690
PHRG Intermediate LLC 8.00% (CME Term SOFR 3 Month + 4.00%), 02/20/2032(e)(o)		2,913	2,834,436

			4,291,126

Consumer Cyclical - Retailers – 0.1%
Specialty Building Products Holdings LLC/SBP Finance Corp. 10/15/2028(p)		3,110	2,975,337

Consumer Non-Cyclical – 0.9%
Agiliti Health, Inc. 6.86% (CME Term SOFR 6 Month + 3.00%), 05/01/2030(e)(o)		4,671	4,437,767
Hertz Corp. (The) 06/30/2028(p)		2,032	1,681,297
ModivCare, Inc. 11.00% (CME Term SOFR 1 Month + 7.00%), 02/22/2026(e)(o)		555	538,652
11.11% (CME Term SOFR 1 Month + 7.00%), 02/22/2026(e)(o)		317	307,618
12.75% (CME Term SOFR 3 Month + 8.75%), 07/01/2031(i)(l)(o)		4,872	1,997,345
15.44% (CME Term SOFR 3 Month + 11.50%), 01/12/2026(i)(l)(o)		701	284,917
MPH Acquisition Holdings LLC 7.59% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(o)		663	661,704

30 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Neptune Bidco US, Inc. 9.01% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(o)	U.S.$	7,659	$7,388,837
Opal US LLC 6.90% (CME Term SOFR 3 Month + 3.00%), 04/28/2032(o)		3,150	3,162,317
US Radiology Specialists, Inc. 8.75% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(o)		4,584	4,599,052
Weber-Stephen Products LLC 7.735% (CME Term SOFR 3 Month + 3.75%), 10/01/2032(o)		2,230	2,222,574

			27,282,080

Other Industrial – 0.2%
LTR Intermediate Holdings, Inc. 8.58% (CME Term SOFR 1 Month + 4.50%), 05/05/2028(o)		5,507	5,507,377

Technology – 1.9%
Boxer Parent Co., Inc. 7.20% (CME Term SOFR 3 Month + 3.00%), 07/30/2031(o)		5,416	5,376,547
Clover Holdings Ltd. 7.75% (FIXED 4 + 7.75%), 12/09/2031(e)		8,078	8,083,494
Clover Holdings SPV III LLC 15.00% (FIXED 2 + 15.00%), 12/09/2027(e)(o)		588	604,244
Commscope, Inc. 8.715% (CME Term SOFR 1 Month + 4.75%), 12/17/2029(o)		7,861	7,922,838
Cyberswift US Finco, LLC 7.94% (CME Term SOFR 3 Month + 4.00%), 10/08/2032(e)(o)		1,000	1,000,630
Icon Parent Inc. 6.75% (CME Term SOFR 3 Month + 2.75%), 11/13/2031(o)		4,648	4,644,585
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(e)(h)(i)(l)(o)		5,905	44,284
Metropolis Technologies, Inc. 10/20/2032(e)(p)		6,202	6,140,455
Peraton Corp. 7.69% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(o)		6,346	5,461,251
12.05% (CME Term SOFR 3 Month + 7.75%), 02/01/2029(o)		5,974	2,975,615

ABFunds.com	AB High Income Fund 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ping Identity Corp. 10/29/2032(e)(p)	U.S.$	2,910	$2,910,000
Polaris Newco LLC 8.10% (CME Term SOFR 3 Month + 4.00%), 06/02/2028(o)		7,683	7,337,691
Project Alpha Intermediate Holdings, Inc. 9.00% (CME Term SOFR 3 Month + 5.00%), 05/09/2033(e)(o)		4,500	4,376,250
Veritas US, Inc. 4.50% (PIK Interest 4 + 4.50%), 12/09/2029(o)		706	709,284
12.00% (CME Term SOFR 3 Month + 8.00%), 12/09/2029(o)		706	709,284

			58,296,452

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 5.63% (CME Term SOFR 3 Month + 1.75%), 10/15/2031(o)		2,396	2,401,790
JetBlue Airways Corp. 8.75% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(o)		3,647	3,458,743

			5,860,533

Transportation - Services – 0.2%
Third Coast Infrastructure LLC 7.715% (CME Term SOFR 1 Month + 3.75%), 09/25/2030(e)(o)		6,105	6,097,211

			160,705,537

Financial Institutions – 0.9%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.92% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(o)		866	869,530

Brokerage – 0.2%
Jane Street Group LLC 5.96% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		851	842,381
6.20% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(o)		4,661	4,614,959

			5,457,340

Finance – 0.2%
Nexus Buyer LLC 9.715% (CME Term SOFR 1 Month + 5.75%), 02/16/2032(o)		5,140	5,114,300

32 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Services – 0.2%
Coller Credit Backed Loans & Notes II Ltd. 7.04% (CME Term SOFR 3 Month + 3.20%), 10/30/2036(e)(h)(o)	U.S.$	2,100	$2,099,016
7.84% (CME Term SOFR 3 Month + 4.00%), 10/30/2036(e)(h)(o)		1,007	1,006,214
9.44% (CME Term SOFR 3 Month + 5.60%), 10/30/2036(e)(h)(o)		750	749,651
Colossus Acquireco LLC 5.87% (SOFR 4 + 1.75%), 07/30/2032(o)		2,490	2,477,550

			6,332,431

Insurance – 0.3%
Asurion LLC 8.33% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(o)		6,074	6,092,169
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 6.465% (CME Term SOFR 1 Month + 2.50%), 07/31/2031(o)		4,584	4,581,770

			10,673,939

			28,447,540

Total Bank Loans (cost $201,293,795)			189,153,077

EMERGING MARKETS - CORPORATE BONDS – 5.7%
Industrial – 4.8%
Basic – 1.7%
Aris Mining Corp. 8.00%, 10/31/2029(a)		532	553,241
Braskem Idesa SAPI 7.45%, 11/15/2029(a)		5,657	3,648,765
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		7,115	3,192,856
4.50%, 01/31/2030(a)		4,716	1,886,400
Cia de Minas Buenaventura SAA 6.80%, 02/04/2032(a)		1,612	1,674,465
CSN Inova Ventures 6.75%, 01/28/2028(a)		10,378	9,604,839
First Quantum Minerals Ltd. 8.00%, 03/01/2033(a)		4,036	4,287,996
9.375%, 03/01/2029(a)		859	909,289
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		1,398	1,399,747
Inversiones CMPC SA 6.70%, 12/09/2057(a)		1,706	1,723,572

ABFunds.com	AB High Income Fund 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JSW Steel Ltd. 5.05%, 04/05/2032(a)(d)	U.S.$	2,171	$2,116,725
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		1,022	1,053,925
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		8,241	8,376,642
Stillwater Mining Co. 4.00%, 11/16/2026(a)		3,148	3,114,552
UPL Corp., Ltd. 4.50%, 03/08/2028(a)		837	810,007
4.625%, 06/16/2030(a)		2,376	2,211,907
Vedanta Resources Finance II PLC 9.85%, 04/24/2033(a)		1,293	1,310,499
10.25%, 06/03/2028(a)		1,550	1,602,005
10.875%, 09/17/2029(a)		3,000	3,141,967
Volcan Cia Minera SAA 8.50%, 10/28/2032(a)		1,851	1,880,431

			54,499,830

Capital Goods – 0.1%
Ambipar Lux SARL 10.875%, 02/05/2033(a)(i)(l)		3,765	696,525
IHS Holding Ltd. 6.25%, 11/29/2028(a)		537	536,248
7.875%, 05/29/2030(a)		1,845	1,878,620
IRB Infrastructure Developers Ltd. 7.11%, 03/11/2032(a)		1,480	1,539,644

			4,651,037

Communications - Media – 0.1%
Globo Comunicacao e Participacoes S/A 4.875%, 01/22/2030(a)		1,609	1,562,242
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		219	209,145

			1,771,387

Communications - Telecommunications – 0.2%
CT Trust 5.125%, 02/03/2032(a)		1,688	1,596,004
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(e)(f)(h)		681	6,815
Millicom International Cellular SA 7.375%, 04/02/2032(a)		1,244	1,298,817
Sable International Finance Ltd. 7.125%, 10/15/2032(a)		2,467	2,462,408
Telecommunications co Telekom Srbija AD Belgrade 7.00%, 10/28/2029(a)		623	625,997

			5,990,041

34 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 1.0%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	6,251	$6,136,919
5.625%, 07/17/2027(a)		3,599	3,589,103
5.75%, 07/21/2028(a)		3,277	3,272,085
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		8,457	8,414,715
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		1,338	1,343,191
Wynn Macau Ltd. 5.125%, 12/15/2029(a)		2,333	2,290,423
5.50%, 10/01/2027(a)		1,100	1,099,450
5.625%, 08/26/2028(a)		2,442	2,438,337
6.75%, 02/15/2034(a)		1,928	1,947,184

			30,531,407

Consumer Cyclical - Retailers – 0.0%
K201640219 South Africa Ltd. Zero Coupon, 06/25/2023(e)(g)(h)(i)	ZAR	230	– 0	–
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(e)(f)(g)(h)(i)	U.S.$	5,622	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(e)(f)(g)(h)(i)		3,942	– 0	–

			– 0	–

Consumer Non-Cyclical – 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS 3.375%, 06/29/2028(a)		1,008	933,973
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		2,529	2,498,608
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		1,500	1,468,500
MARB BondCo PLC 3.95%, 01/29/2031(a)		3,232	2,924,960
Natura &Co Luxembourg Holdings SARL 4.125%, 05/03/2028(a)		2,624	2,489,929
Rede D’or Finance SARL 4.50%, 01/22/2030(a)		604	582,105
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		1,363	1,363,041
5.125%, 05/09/2029(d)		2,251	2,261,704

			14,522,820

Energy – 1.0%
Acu Petroleo Luxembourg SARL 7.50%, 01/13/2032(a)		1,896	1,922,368
Azure Power Energy Ltd. 3.575%, 08/19/2026(a)		2,216	2,169,868

ABFunds.com	AB High Income Fund 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cosan Luxembourg SA 5.50%, 09/20/2029(a)	U.S.$	1,032	$1,014,198
Ecopetrol SA 5.875%, 05/28/2045		1,604	1,226,739
8.375%, 01/19/2036		1,116	1,154,892
8.625%, 01/19/2029		5,777	6,231,939
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		2,648	2,143,344
Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(a)		3,113	3,157,827
Leviathan Bond Ltd. 6.50%, 06/30/2027(a)		3,495	3,511,809
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		271	287,057
Medco Maple Tree Pte. Ltd. 8.96%, 04/27/2029(a)		2,371	2,482,153
MV24 Capital BV 6.75%, 06/01/2034(a)		2,324	2,309,252
Oleoducto Central SA 4.00%, 07/14/2027(a)		610	599,709
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		971	951,580
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		750	751,594
YPF SA 8.75%, 09/11/2031(a)		1,338	1,375,244

			31,289,573

Services – 0.0%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		666	657,675
6.20%, 09/17/2032(a)		320	324,210

			981,885

Transportation - Services – 0.2%
InPost SA 4.00%, 04/01/2031(a)	EUR	2,892	3,347,325
Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(a)	U.S.$	1,545	1,568,175
TAV Havalimanlari Holding AS 8.50%, 12/07/2028(a)		1,470	1,535,694

			6,451,194

			150,689,174

Utility – 0.6%
Electric – 0.5%
AES Andes SA 8.15%, 06/10/2055(a)		3,015	3,155,815
Continuum Green Energy India Pvt./Co-Issuers 7.50%, 06/26/2033(a)		1,202	1,267,119

36 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

India Clean Energy Holdings 4.50%, 04/18/2027(a)	U.S.$	1,261	$1,233,258
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		1,731	1,719,315
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,514	1,495,549
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		784	794,137
Saavi Energia SARL 8.875%, 02/10/2035(a)		1,605	1,722,510
Sorik Marapi Geothermal Power PT 7.75%, 08/05/2031(a)		1,460	1,495,691
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		3,431	3,074,828

			15,958,222

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)		275	277,667
7.625%, 01/20/2036(a)		1,300	1,272,444
9.00%, 01/20/2031(a)		575	607,244
Energuate Trust 2 0 6.35%, 09/15/2035(a)		548	549,632

			2,706,987

			18,665,209

Financial Institutions – 0.3%
Banking – 0.2%
Akbank TAS 7.50%, 01/20/2030(a)(d)		1,051	1,102,263
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(a)		1,411	1,523,998
Yapi ve Kredi Bankasi AS 7.25%, 03/03/2030(a)		3,090	3,177,292
9.25%, 10/16/2028(a)		1,500	1,635,000

			7,438,553

Finance – 0.1%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		1,376	1,388,467

Financial Services – 0.0%
BBFI Liquidating Trust Zero Coupon, 12/30/2099(e)(f)(h)		2,174	– 0	–

			8,827,020

Total Emerging Markets - Corporate Bonds (cost $196,477,606)			178,181,403

ABFunds.com	AB High Income Fund 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 3.5%
Angola – 0.4%
Angolan Government International Bond 8.00%, 11/26/2029(a)	U.S.$	7,095	$6,791,899
9.50%, 11/12/2025(a)		5,861	5,861,000

			12,652,899

Argentina – 0.3%
Argentine Republic Government International Bond 0.75%, 07/09/2030(c)		7,777	6,365,603
4.125%, 07/09/2035(c)		4,460	3,126,603

			9,492,206

Bahrain – 0.1%
Bahrain Government International Bond 5.45%, 09/16/2032(a)		468	457,704
6.75%, 09/20/2029(a)		1,973	2,061,785
7.00%, 10/12/2028(a)		1,673	1,751,631

			4,271,120

Cote D’Ivoire – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(a)	EUR	2,308	2,569,227
5.75%, 12/31/2032(a)(c)	U.S.$	1,460	1,462,900
6.375%, 03/03/2028(a)		2,736	2,778,230
6.625%, 03/22/2048(a)	EUR	732	755,096

			7,565,453

Dominican Republic – 0.3%
Dominican Republic International Bond 8.625%, 04/20/2027(a)	U.S.$	8,497	8,815,984

Ecuador – 0.2%
Ecuador Government International Bond 6.90%, 07/31/2030(a)(c)		1,001	911,081
6.90%, 07/31/2035(a)(c)		7,393	5,654,621

			6,565,702

Egypt – 0.3%
Egypt Government International Bond 5.875%, 02/16/2031(a)		3,704	3,563,248
8.625%, 02/04/2030(a)		4,460	4,777,775

			8,341,023

El Salvador – 0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)		2,811	2,974,741
El Salvador Government International Bond 8.625%, 02/28/2029(a)		3,166	3,373,373
9.25%, 04/17/2030(a)		1,067	1,156,340

			7,504,454

38 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Guatemala – 0.1%
Guatemala Government Bond 6.05%, 08/06/2031(a)	U.S.$	1,520	$1,585,010

Kenya – 0.2%
Republic of Kenya Government International Bond 7.875%, 10/09/2033(a)		3,150	3,079,125
8.80%, 10/09/2038(a)		1,600	1,560,000

			4,639,125

Nigeria – 0.5%
Nigeria Government International Bond 6.125%, 09/28/2028(a)		9,720	9,554,760
6.50%, 11/28/2027(a)		1,300	1,305,278
7.14%, 02/23/2030(a)		5,188	5,164,654

			16,024,692

Senegal – 0.4%
Senegal Government International Bond Series 7Y 7.75%, 06/10/2031(a)		11,448	9,021,024
4.75%, 03/13/2028(a)	EUR	1,709	1,657,161
6.25%, 05/23/2033(a)	U.S.$	395	280,450

			10,958,635

Turkey – 0.2%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		4,205	4,372,580
Turkiye Government International Bond Series 10Y 5.25%, 03/13/2030		1,155	1,140,274
6.95%, 09/16/2035		2,058	2,083,725

			7,596,579

Ukraine – 0.0%
Ukraine Government International Bond 4.50%, 02/01/2029(a)(c)		702	481,617
4.50%, 02/01/2035(a)(c)		449	249,466
4.50%, 02/01/2036(a)(c)		437	239,657

			970,740

Uzbekistan – 0.1%
Republic of Uzbekistan International Bond 5.375%, 02/20/2029(a)		426	428,183
6.95%, 05/25/2032(a)		3,095	3,354,501

			3,782,684

Total Emerging Markets - Sovereigns (cost $105,456,820)			110,766,306

ABFunds.com	AB High Income Fund 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Risk Share Floating Rate – 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class B 14.80% (CME Term SOFR + 10.61%), 05/25/2028(j)	U.S.$	6,941	$6,975,441
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 1B 16.05% (CME Term SOFR + 11.86%), 08/25/2028(j)		3,964	4,086,092
Series 2016-C02, Class 1B 16.55% (CME Term SOFR + 12.36%), 09/25/2028(j)		2,864	2,980,088
Series 2016-C03, Class 2B 17.05% (CME Term SOFR + 12.86%), 10/25/2028(j)		3,915	4,113,082
Series 2016-C04, Class 1B 14.55% (CME Term SOFR + 10.36%), 01/25/2029(j)		3,314	3,509,016
Series 2016-C05, Class 2B 15.05% (CME Term SOFR + 10.86%), 01/25/2029(j)		4,956	5,255,001
Series 2016-C06, Class 1B 13.55% (CME Term SOFR + 9.36%), 04/25/2029(j)		8,399	8,972,602
Series 2016-C07, Class 2B 13.80% (CME Term SOFR + 9.61%), 05/25/2029(j)		3,985	4,275,726
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 9.55% (CME Term SOFR + 5.36%), 11/25/2025(a)(j)		1,112	1,166,291
Series 2015-WF1, Class 2M2 9.80% (CME Term SOFR + 5.61%), 11/25/2025(a)(j)		533	560,267

			41,893,606

Non-Agency Fixed Rate – 0.3%
Alternative Loan Trust Series 2006-HY12, Class A5 4.15%, 08/25/2036		1,485	1,388,680
Series 2006-42, Class 1A6 6.00%, 01/25/2047		796	432,689
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,803	878,128

40 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2006-24CB, Class A16 5.75%, 08/25/2036	U.S.$	345	$167,892
Series 2006-26CB, Class A6 6.25%, 09/25/2036		185	85,620
Series 2006-26CB, Class A8 6.25%, 09/25/2036		698	323,549
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		586	394,816
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		575	296,993
Series 2007-15CB, Class A19 5.75%, 07/25/2037		332	187,541
Series 2007-16CB, Class 1A7 6.00%, 08/25/2037		306	223,822
Bear Stearns ARM Trust Series 2007-3, Class 1A1 4.21%, 05/25/2047		254	228,543
Series 2007-4, Class 22A1 4.25%, 06/25/2047		1,145	1,024,689
ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037		464	153,930
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 4.53%, 09/25/2047		289	258,625
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.63%, 03/25/2037		182	152,235
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		430	380,753
First Horizon Alternative Mortgage Securities Trust Series 2006-AA3, Class A1 5.12%, 06/25/2036		201	158,937
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 5.05%, 09/25/2035		1,032	683,791
Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		559	494,366
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		495	207,266
Series 2007-A1, Class A8 6.00%, 03/25/2037		861	264,077
Series 2007-A5, Class 2A3 6.00%, 05/25/2037		210	104,412

ABFunds.com	AB High Income Fund 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-9, Class A4 4.18%, 10/25/2036	U.S.$	1,510	$406,401
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.10%, 12/28/2037		817	739,988

			9,637,743

Non-Agency Floating Rate – 0.1%
Alternative Loan Trust Series 2007-7T2, Class A3 4.71% (CME Term SOFR 1 Month + 0.71%), 04/25/2037(j)		2,040	664,685
CHL Mortgage Pass-Through Trust Series 2007-13, Class A7 4.71% (CME Term SOFR 1 Month + 0.71%), 08/25/2037(j)		300	104,087
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.36% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(j)		900	200,873
Lehman Mortgage Trust Series 2007-1, Class 3A1 4.36% (CME Term SOFR 1 Month + 0.36%), 02/25/2037(j)		2,838	377,720
Series 2007-1, Class 3A2 3.14% (7.14% – CME Term SOFR 1 Month), 02/25/2037(j)(q)		2,838	328,031
Lehman XS Trust Series 2007-16N, Class 2A2 5.81% (CME Term SOFR 1 Month + 1.81%), 09/25/2047(j)		283	261,493
PHH Alternative Mortgage Trust Series 2007-1, Class 1A1 4.43% (CME Term SOFR 1 Month + 0.43%), 02/25/2037(j)		284	210,030
Series 2007-2, Class 1A3 4.77% (CME Term SOFR 1 Month + 0.77%), 05/25/2037(j)		148	133,527

			2,280,446

Total Collateralized Mortgage Obligations (cost $59,877,290)			53,811,795

42 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

QUASI-SOVEREIGNS – 1.4%
Quasi-Sovereign Bonds – 1.4%
Azerbaijan – 0.1%
Southern Gas Corridor CJSC 6.875%, 03/24/2026(a)	U.S.$	3,785	$3,814,107

Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)		2,318	2,346,620

Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.95%, 01/08/2034(a)		3,223	3,392,336

Mexico – 0.7%
Comision Federal de Electricidad 4.69%, 05/15/2029(a)		5,319	5,236,555
4.75%, 02/23/2027(a)		434	435,363
5.70%, 01/24/2030(a)		832	843,440
Petroleos Mexicanos 5.50%, 06/27/2044		2,245	1,732,871
5.625%, 01/23/2046		3,985	3,058,488
6.375%, 01/23/2045		2,872	2,328,043
6.50%, 01/23/2029		1,644	1,677,192
8.75%, 06/02/2029		4,647	5,017,864

			20,329,816

South Africa – 0.2%
Transnet/South Africa 8.25%, 02/06/2028(a)		5,900	6,230,046

Trinidad and Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		999	1,046,952

Turkey – 0.2%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		2,616	2,691,210
8.00%, 01/16/2029(a)		1,389	1,461,016
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)(d)		1,400	1,436,400
9.00%, 01/28/2027(a)		612	643,120

			6,231,746

Total Quasi-Sovereigns (cost $40,690,222)			43,391,623

ABFunds.com	AB High Income Fund 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.9%
United States – 0.9%
U.S. Treasury Bonds 6.125%, 11/15/2027(r)(s)	U.S.$	9,763	$10,228,163
U.S. Treasury Notes 3.125%, 11/15/2028		12,054	11,884,293
4.00%, 02/29/2028(r)		4,978	5,021,565

Total Governments - Treasuries (cost $27,667,711)			27,134,021

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		1,508	1,324,778
7.375%, 04/25/2030		3,612	3,873,870
8.00%, 11/14/2035		2,610	2,848,162

			8,046,810

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		1,870	1,871,870

Panama – 0.1%
Panama Government International Bond 7.50%, 03/01/2031		1,416	1,572,468
Panama Notas del Tesoro 3.75%, 04/17/2026		1,503	1,493,306

			3,065,774

Romania – 0.3%
Romanian Government International Bond 5.75%, 09/16/2030(a)		4,664	4,772,438
5.75%, 03/24/2035(a)		4,562	4,459,355
6.375%, 01/30/2034(a)		1,114	1,140,380

			10,372,173

Trinidad and Tobago – 0.0%
Trinidad & Tobago Government International Bond 4.50%, 08/04/2026(a)		558	552,593

Total Governments - Sovereign Bonds (cost $23,108,323)			23,909,220

INFLATION-LINKED SECURITIES – 0.5%
Colombia – 0.5%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(f) (cost $17,501,605)		61,581,324	14,897,406

44 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	1,200	$1,484,427
7.625%, 03/01/2040		1,250	1,522,175
State of Illinois Series 2010 7.35%, 07/01/2035		2,943	3,248,191
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041(f)		7,240	6,747,985

Total Local Governments - US Municipal Bonds (cost $12,675,215)			13,002,778

		Shares
COMMON STOCKS – 0.4%
Communication Services – 0.2%
Diversified Telecommunication Services – 0.2%
Altice France SA/LuxCo3(e)(i)(h)		288,132	4,832,278

Financial Institutions – 0.2%
Financial Services – 0.2%
Curo Group Holdings LLC(e)(i)		610,655	4,732,576

Industrials – 0.0%
Electrical Equipment – 0.0%
Exide Technologies(e)(h)(i)		4,045	1,516,875

Transportation Infrastructure – 0.0%
Spirit Aviation Holdings, Inc.(i)		184,617	66,462

			1,583,337

Consumer Discretionary – 0.0%
Broadline Retail – 0.0%
K201640219 South Africa Ltd. - Class A(e)(h)(i)		64,873,855	65
K201640219 South Africa Ltd. - Class B(e)(h)(i)		10,275,684	10

			75

Diversified Consumer Services – 0.0%
AG Tracker(e)(h)(i)		251,120	1
Paysafe Ltd.(i)		46,899	516,358

			516,359

Leisure Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(e)(h)(i)		14	– 0	–

			516,434

ABFunds.com	AB High Income Fund 45

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Energy – 0.0%
Energy Equipment & Services – 0.0%
BIS Industries Holdings Ltd.(e)(h)(i)		5,004,988	$5
CHC Group LLC(e)(h)(i)		104,383	21

			26

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp.(i)		135	156
New Fortress Energy, Inc.(i)		157,134	202,703

			202,859

			202,885

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(e)(h)(i)(k)		508,189	20,328

Total Common Stocks (cost $62,025,852)			11,887,838

		Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.3%
Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR3, Class F 4.43%, 10/15/2045(a)	U.S.$	242	14,096
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.17%, 08/10/2044(a)		7,937	7,173,900
Series 2013-GC13, Class D 3.87%, 07/10/2046(a)		1,500	1,085,868
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.98%, 06/15/2044(a)		1,604	1,551,913
Series 2014-C20, Class D 3.99%, 05/15/2047(a)		2,481	99,300

Total Commercial Mortgage-Backed Securities (cost $12,671,347)			9,925,077

EMERGING MARKETS - TREASURIES – 0.3%
Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2035 (cost $7,615,877)		56,885	8,649,062

46 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Floating Rate – 0.1%
Pagaya AI Debt Series 2024-S1, Class ABC 7.29%, 09/15/2031(a)(e)	U.S.$	3,570	$3,598,683

Autos - Fixed Rate – 0.1%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(f)(i)(l)		3,075	2,721,206

Total Asset-Backed Securities (cost $6,416,801)			6,319,889

COLLATERALIZED LOAN OBLIGATIONS – 0.1%
CLO - Floating Rate – 0.1%
LCM 28 Ltd. Series 28A, Class D 7.10% (CME Term SOFR 3 Month + 3.21%), 10/20/2030(a)(j)		500	492,570
Rad CLO 10 Ltd. Series 2021-10A, Class E 9.97% (CME Term SOFR 3 Month + 6.11%), 04/23/2034(a)(j)		3,793	3,739,677

Total Collateralized Loan Obligations (cost $4,284,817)			4,232,247

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Kazakhstan – 0.1%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,570,684)		1,578	1,607,982

		Shares
PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco(e)(h)(i)		12,070	299,457

Technology – 0.0%
Veritas US, Inc.(e)(f)(i)		30,322	712,567

Total Preferred Stocks (cost $884,105)			1,012,024

ABFunds.com	AB High Income Fund 47

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

RIGHTS – 0.0%
Altice France SA(CVR), expiring 12/31/2049(a)(e)(i)		10,399	$158,820
Vistra Energy Corp., expiring 12/31/2049(e)(i)		45,881	56,204

Total Rights (cost $0)			215,024

SHORT-TERM INVESTMENTS – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(t)(u)(v) (cost $75,929,435)		75,929,435	75,929,435

		Principal Amount (000)
Time Deposits – 0.8%
BBH, New York 1.01%, 11/03/2025	CAD	3,931	2,802,727
2.72%, 11/03/2025	NOK	6,438	635,610
4.87%, 11/03/2025	ZAR	6,285	362,513
Citibank, London 0.83%, 11/03/2025	EUR	7,765	8,950,467
2.92%, 11/03/2025	GBP	121	158,830
JPMorgan Chase, New York 3.21%, 11/03/2025	U.S.$	11,321	11,320,891

Total Time Deposits (cost $24,231,038)			24,231,038

Total Short-Term Investments (cost $100,160,473)			100,160,473

Total Investments – 100.6% (cost $3,248,163,091)			3,145,692,661
Other assets less liabilities – (0.6)%			(18,351,078)

Net Assets – 100.0%			$3,127,341,583

48 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	1,598	December 2025	$174,519,079	$503,485
U.S. Ultra Bond (CBT) Futures	140	December 2025	16,979,375	659,813

Sold Contracts
U.S. Long Bond (CBT) Futures	170	December 2025	19,943,125	(530,735)
U.S. T-Note 10 Yr (CBT) Futures	1,000	December 2025	112,671,875	(675,781)

				$(43,218)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	COP	52,080,005	USD	13,235	11/13/2025	$(257,532)
Bank of America NA	GBP	13,456	USD	18,393	12/05/2025	714,163
Bank of America NA	USD	5,731	GBP	4,193	12/05/2025	(222,515)
Barclays Bank PLC	BRL	50,053	USD	9,282	11/04/2025	(21,463)
Barclays Bank PLC	USD	9,296	BRL	50,053	11/04/2025	7,516
Brown Brothers Harriman & Co.	EUR	2,841	USD	3,349	11/21/2025	71,028
Citibank NA	EUR	1,775	USD	2,091	11/21/2025	42,787
Citibank NA	USD	5,931	EUR	5,042	11/21/2025	(113,560)
HSBC Bank USA	COP	6,702,062	USD	1,731	11/13/2025	(5,643)
Morgan Stanley Capital Services LLC	BRL	47,277	USD	8,780	11/04/2025	(7,100)
Morgan Stanley Capital Services LLC	USD	8,848	BRL	47,277	11/04/2025	(60,771)
Morgan Stanley Capital Services LLC	BRL	47,277	USD	8,790	12/02/2025	65,466
Societe Generale	EUR	125,226	USD	147,761	11/21/2025	3,276,276
Societe Generale	USD	7,419	EUR	6,287	11/21/2025	(164,498)
UBS AG	EUR	3,010	USD	3,512	11/21/2025	40,006

						$3,364,160

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
United Mexican States, 4.150%, 03/28/2027, 12/20/2030*	1.00%	Quarterly	0.92%	USD	7,980	$(39,946)	$24,423	$(64,369)

ABFunds.com	AB High Income Fund 49

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at October 31, 2025	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00%	Quarterly	3.29	USD	33,530	$2,624,051	$2,521,373	$102,678
Hertz Corp. (The), 5.000%, 12/01/2029, 06/20/2029*	5.00	Quarterly	18.79	USD	1,300	(455,885)	(136,322)	(319,563)
iTraxx-XOVER Series 44, 5 Year Index, 12/20/2030*	5.00	Quarterly	2.65	EUR	37,210	4,697,396	4,496,183	201,213

						$6,825,616	$6,905,657	$(80,041)

*	Termination date

REVERSE REPURCHASE AGREEMENTS (see Note D)

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at October 31, 2025
Barclays Capital, Inc.	USD	2,183	0.50%	11/01/2025	$2,185,992
Barclays Capital, Inc.	USD	782	0.75	11/01/2025	782,835
Barclays Capital, Inc.†	USD	305	2.50	—	307,107
Barclays Capital, Inc.†	USD	4,170	3.00	—	4,182,105
Clear Street LLC†	USD	2,387	3.50	—	2,387,232
Jefferies LLC†	USD	534	1.50	—	533,802
Jefferies LLC†	USD	1,067	2.45	—	1,073,383
Nomura UK†	USD	2,279	3.25	—	2,295,826
Nomura UK†	USD	578	3.25	—	582,702
Standard Chartered Bank†	USD	499	0.50	—	499,761
Standard Chartered Bank†	USD	525	3.25	—	525,095

					$15,355,840

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on October 31, 2025.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days			Greater than 90 Days			Total
Corporates – Non-Investment Grade	$4,182,105	$2,968,827		$	– 0	–	$	– 0	–	$7,150,932
Corporates – Investment Grade	5,765,521	– 0	–		– 0	–		– 0	–	5,765,521
Emerging Markets – Corporate Bonds	1,914,292	– 0	–		– 0	–		– 0	–	1,914,292
Quasi-Sovereigns	525,095	– 0	–		– 0	–		– 0	–	525,095

Total	$12,387,013	$2,968,827		$	– 0	–	$	– 0	–	$15,355,840

50 AB High Income Fund	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At October 31, 2025, the aggregate market value of these securities amounted to $2,309,343,386 or 73.82% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at October 31, 2025.

(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at October 31, 2025.

(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.80% of net assets as of October 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value			Percentage of Net Assets
BBFI Liquidating Trust Zero Coupon, 12/30/2099	02/04/2013 - 11/12/2019	$1,866,629		$	– 0	–	0.00%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/14/2023	106,587			6,815		0.00%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–		– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–		– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	17,501,605			14,897,406		0.48%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2022	5,622,018			– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017 - 06/30/2022	3,941,905			– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	05/15/2013 - 02/19/2015	12,955,188			– 0	–	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	11/06/2023	2,874,909			4,478		0.00%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,847,122			2,721,206		0.09%
Veritas US, Inc.	12/09/2024	584,608			712,567		0.02%
Wisconsin Public Finance Authority Series 2021 5.75%, 07/25/2041	08/03/2021	7,240,000			6,747,985		0.21%

(g)	Defaulted matured security.

(h)	Fair valued by the Adviser.

(i)	Non-income producing security.

(j)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at October 31, 2025.

(k)	Escrow Shares.

(l)	Defaulted.

(m)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(n)	Convertible security.

ABFunds.com	AB High Income Fund 51

PORTFOLIO OF INVESTMENTS (continued)

(o)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at October 31, 2025.

(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the SOFR plus a premium which was determined at the time of purchase.

(q)	Inverse interest only security.

(r)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(t)	The rate shown represents the 7-day yield as of period end.

(u)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(v)	Affiliated investments.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

NOK – Norwegian Krone

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CJSC – Closed Joint Stock Company

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

CVR – Contingent Value Right

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

52 AB High Income Fund	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

October 31, 2025

Assets
Investments in securities, at value Unaffiliated issuers (cost $3,172,233,656)	$3,069,763,226
Affiliated issuers (cost $75,929,435)	75,929,435
Cash collateral due from broker	1,192,396
Foreign currencies, at value (cost $3,381,145)	643,918
Unaffiliated interest receivable	47,423,348
Receivable for investment securities sold	9,208,910
Unrealized appreciation on forward currency exchange contracts	4,217,242
Receivable for capital stock sold	3,183,003
Receivable for unsettled reverse repurchase agreements	2,387,000
Affiliated dividends receivable	206,326
Receivable for variation margin on futures	66,618
Receivable due from Adviser	10,272

Total assets	3,214,231,694

Liabilities
Due to Custodian	22,899
Payable for investment securities purchased	52,390,705
Payable for reverse repurchase agreements	15,355,840
Payable for capital stock redeemed	8,630,971
Payable for unsettled reverse repurchase agreements	2,920,250
Payable for capital gains taxes	2,396,537
Dividends payable	1,869,675
Advisory fee payable	1,302,176
Unrealized depreciation on forward currency exchange contracts	853,082
Distribution fee payable	275,361
Transfer Agent fee payable	87,390
Payable for variation margin on centrally cleared swaps	77,737
Administrative fee payable	50,811
Directors’ fee payable	176
Accrued expenses	656,501

Total liabilities	86,890,111

Net Assets	$3,127,341,583

Composition of Net Assets
Capital stock, at par	$441,357
Additional paid-in capital	4,080,445,985
Accumulated loss	(953,545,759)

$3,127,341,583

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$832,736,205	117,691,468	$7.08	*

C	$116,761,015	16,306,447	$7.16

Advisor	$2,033,867,782	287,030,587	$7.09

I	$41,958,284	5,923,491	$7.08

Z	$102,018,297	14,404,516	$7.08

*	The maximum offering price per share for Class A shares was $7.39 which reflects a sales charge of 4.25%.

See notes to financial statements.

ABFunds.com	AB High Income Fund 53

STATEMENT OF OPERATIONS

Year Ended October 31, 2025

Investment Income
Interest	$232,638,032
Dividends
Affiliated issuers	2,025,533
Unaffiliated issuers	590,875
Other income(a)	4,033,429	$239,287,869

Expenses
Advisory fee (see Note B)	15,340,040
Distribution fee—Class A	2,096,359
Distribution fee—Class C	1,285,889
Transfer agency—Class A	573,169
Transfer agency—Class C	88,436
Transfer agency—Advisor Class	1,358,661
Transfer agency—Class I	50,659
Transfer agency—Class Z	29,216
Custody and accounting	268,076
Audit and tax	193,195
Registration fees	157,485
Administrative	108,015
Printing	91,680
Legal	83,554
Directors’ fees	50,608
Miscellaneous	47,216

Total expenses before interest expense	21,822,258
Interest expense	718,664

Total expenses	22,540,922
Less: expenses waived and reimbursed by the Adviser (see Note B)	(96,058)

Net expenses		22,444,864

Net investment income		216,843,005

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions(b)		(50,594,883)
Forward currency exchange contracts		(7,880,944)
Futures		(754,215)
Swaps		7,309,581
Foreign currency transactions		(3,094,178)
Net change in unrealized appreciation (depreciation) on:
Investments(c)		83,378,563
Forward currency exchange contracts		3,637,828
Futures		433,845
Swaps		(55,748)
Foreign currency denominated assets and liabilities		85,223

Net gain on investment and foreign currency transactions		32,465,072

Net Increase in Net Assets from Operations		$249,308,077

(a)	Other income includes a non-recurring reimbursement for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses (see Note B).

(b)	Net of foreign realized capital gains taxes of $219,637.

(c)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $25,607.

See notes to financial statements.

54 AB High Income Fund	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31, 2025		Year Ended October 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$216,843,005		$229,994,056
Net realized loss on investment and foreign currency transactions	(55,014,639)		(54,445,886)
Net change in unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities	87,479,711		305,750,100

Net increase in net assets from operations	249,308,077		481,298,270
Distributions to Shareholders
Class A	(58,148,720)		(61,961,552)
Class C	(7,832,581)		(9,975,261)
Advisor Class	(142,557,269)		(144,132,663)
Class R	– 0	–	(656,131)
Class K	– 0	–	(154,886)
Class I	(3,004,346)		(4,800,800)
Class Z	(9,553,010)		(9,831,637)
Capital Stock Transactions
Net increase (decrease)	(115,500,032)		108,453,772

Total increase (decrease)	(87,287,881)		358,239,112
Net Assets
Beginning of period	3,214,629,464		2,856,390,352

End of period	$3,127,341,583		$3,214,629,464

See notes to financial statements.

ABFunds.com	AB High Income Fund 55

NOTES TO FINANCIAL STATEMENTS

October 31, 2025

NOTE A

Significant Accounting Policies

AB High Income Fund, Inc. (the “Fund”) is organized as a Maryland corporation and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund offers Class A, Class C, Advisor Class, Class I and Class Z shares. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price

56 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many

ABFunds.com	AB High Income Fund 57

NOTES TO FINANCIAL STATEMENTS (continued)

of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale,

58 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$1,914,217,382	$20,197,388	#	$1,934,414,770
Corporates – Investment Grade		– 0	–	413,020,646	– 0	–	413,020,646
Bank Loans		– 0	–	134,524,814	54,628,263		189,153,077

ABFunds.com	AB High Income Fund 59

NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1			Level 2		Level 3		Total
Emerging Markets – Corporate Bonds	$	– 0	–	$178,174,588		$6,815	#	$178,181,403
Emerging Markets – Sovereigns		– 0	–	110,766,306		– 0	–	110,766,306
Collateralized Mortgage Obligations		– 0	–	53,811,795		– 0	–	53,811,795
Quasi-Sovereigns		– 0	–	43,391,623		– 0	–	43,391,623
Governments – Treasuries		– 0	–	27,134,021		– 0	–	27,134,021
Governments – Sovereign Bonds		– 0	–	23,909,220		– 0	–	23,909,220
Inflation-Linked Securities		– 0	–	14,897,406		– 0	–	14,897,406
Local Governments – US Municipal Bonds		– 0	–	13,002,778		– 0	–	13,002,778
Common Stocks		785,679		– 0	–	11,102,159	#	11,887,838
Commercial Mortgage-Backed Securities		– 0	–	9,925,077		– 0	–	9,925,077
Emerging Markets – Treasuries		– 0	–	8,649,062		– 0	–	8,649,062
Asset-Backed Securities		– 0	–	2,721,206		3,598,683		6,319,889
Collateralized Loan Obligations		– 0	–	4,232,247		– 0	–	4,232,247
Governments – Sovereign Agencies		– 0	–	1,607,982		– 0	–	1,607,982
Preferred Stocks		– 0	–	– 0	–	1,012,024		1,012,024
Rights		– 0	–	– 0	–	215,024		215,024
Short-Term Investments:
Investment Companies		75,929,435		– 0	–	– 0	–	75,929,435
Time Deposits		24,231,038		– 0	–	– 0	–	24,231,038

Total Investments in Securities		100,946,152		2,953,986,153		90,760,356		3,145,692,661
Other Financial Instruments*:
Assets
Futures		1,163,298		– 0	–	– 0	–	1,163,298	†
Forward Currency Exchange Contracts		– 0	–	4,217,242		– 0	–	4,217,242
Centrally Cleared Credit Default Swaps		– 0	–	7,321,447		– 0	–	7,321,447	†
Liabilities
Futures		(1,206,516)		– 0	–	– 0	–	(1,206,516	)†
Forward Currency Exchange Contracts		– 0	–	(853,082)		– 0	–	(853,082)
Centrally Cleared Credit Default Swaps		– 0	–	(495,831)		– 0	–	(495,831	)†

Total		$100,902,934		$2,964,175,929		$90,760,356		$3,155,839,219

#	The Fund held securities with zero market value at period end.

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

60 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates – Non-Investment Grade#		Bank Loans		Emerging Markets – Corporate Bonds#		Common Stocks#
Balance as of 10/31/24	$8,405,970		$5,567,749		$642,049		$4,317,416
Accrued discounts/ (premiums)	405,220		– 0	–	36,120		– 0	–
Realized gain (loss)	(1,346,474)		(4,610,697)		(21,999,469)		(16,663,083)
Change in unrealized appreciation (depreciation)	206,111		2,946,732		21,611,406		18,249,228
Purchases	13,276,445		51,495,531		– 0	–	5,245,371
Sales/Paydowns	(749,884)		(1,330,811)		(283,291)		(46,773)
Transfers into Level 3*	– 0	–	559,759		– 0	–	– 0	–

Balance as of 10/31/25	$20,197,388		$54,628,263		$6,815		$11,102,159

Net change in unrealized appreciation (depreciation) from investments held as of 10/31/25**	$(1,148,802)		$2,955,484		$(665,274)		$1,652,605

	Asset- Backed Securities		Preferred Stocks		Rights		Total
Balance as of 10/31/24	$7,400,052		$ – 0	–	$56,204		$26,389,440
Accrued discounts/ (premiums)	(87)		– 0	–	– 0	–	441,253
Realized gain (loss)	(1,170)		– 0	–	– 0	–	(44,620,893)
Change in unrealized appreciation (depreciation)	(92,212)		127,919		158,820		43,208,004
Purchases	– 0	–	884,105		– 0	–	70,901,452
Sales/Paydowns	(3,707,900)		– 0	–	– 0	–	(6,118,659)
Transfers into Level 3*	– 0	–	– 0	–	– 0	–	559,759

Balance as of 10/31/25	$3,598,683		$1,012,024		$215,024		$90,760,356

Net change in unrealized appreciation (depreciation) from investments held as of 10/31/25**	$(86,514)		$127,919		$158,820		$2,994,238

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

*	Amounts were transferred into Level 3 as the observability of price inputs has decreased during the reporting period.

**

The unrealized appreciation (depreciation) is included in net change in unrealized appreciation (depreciation) on investments and other financial instruments in the accompanying statement of operations.

ABFunds.com	AB High Income Fund 61

NOTES TO FINANCIAL STATEMENTS (continued)

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at October 31, 2025. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 10/31/25			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade	$	– 0	–	Qualitative Assessment		$ 0.00
		$4,116,705		Intrinsic Calculation	Asset Value	$ 89.52
		$6,964,877		Discounted Cash Flow	Discount Rate	12.79% to 13.79%

$11,081,582

Bank Loans		$2,099,016		Discounted Cash Flow	Discount Rate	6.43% to 6.95%
		$1,006,214		Discounted Cash Flow	Discount Rate	18.06% to 19.06%
		$749,651		Discounted Cash Flow	Discount Rate	8.95% to 9.48%

$3,854,881

Emerging Markets – Corporate Bonds.	$	– 0	–	Recovery	Expected Sale Price	$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

	$	– 0	–

Common Stocks		$1,516,875		Guideline Public Company, Discounted Cash Flow, and Optional Value	Asset Value	$375.00
		$5		Qualitative Assessment		$ 0.00
	$	– 0	–	Qualitative Assessment		$ 0.00

$1,516,880

Preferred Stocks.		$299,457		Intrinsic Calculation	Asset Value	$ 24.81

62 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Expected Sale Price and Asset Value in isolation would be expected to result in a significantly higher (lower) fair value measurement. Significant increases (decreases) in Discount Rate in isolation would be expected to result in a significantly lower (higher) fair value measurement.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

ABFunds.com	AB High Income Fund 63

NOTES TO FINANCIAL STATEMENTS (continued)

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s

64 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended October 31, 2025, the reimbursement for such services amounted to $108,015.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $552,826 for the year ended October 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $42,432 from the sale of Class A shares and received $989 and $4,368 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended October 31, 2025.

During the year ended October 31, 2025, the Adviser reimbursed the Fund $4,033,429 for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market

ABFunds.com	AB High Income Fund 65

NOTES TO FINANCIAL STATEMENTS (continued)

Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended October 31, 2025, such waiver amounted to $96,058.

A summary of the Fund’s transactions in AB mutual funds for the year ended October 31, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$82,121	$890,757	$896,949	$75,929	$2,026

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $20,348,882 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2025, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$1,704,377,737		$1,830,422,224
U.S. government securities	– 0	–	5,136,042

66 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$3,251,744,113

Gross unrealized appreciation	$95,293,318
Gross unrealized depreciation	(199,016,237)

Net unrealized depreciation	$(103,722,919)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended October 31, 2025, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign

ABFunds.com	AB High Income Fund 67

NOTES TO FINANCIAL STATEMENTS (continued)

currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended October 31, 2025, the Fund held futures for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk or inflation. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its

68 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a

ABFunds.com	AB High Income Fund 69

NOTES TO FINANCIAL STATEMENTS (continued)

counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/

70 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended October 31, 2025, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

ABFunds.com	AB High Income Fund 71

NOTES TO FINANCIAL STATEMENTS (continued)

During the year ended October 31, 2025, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,163,298	*	Payable for variation margin on futures	$1,206,516	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	4,217,242		Unrealized depreciation on forward currency exchange contracts	853,082

Credit contracts	Receivable for variation margin on centrally cleared swaps	303,891	*	Payable for variation margin on centrally cleared swaps	383,932	*

Total		$5,684,431			$2,443,530

*

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation (depreciation) on futures	$(754,215)	$433,845

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) on forward currency exchange contracts	(7,880,944)	3,637,828

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation (depreciation) on swaps	7,309,581	(55,748)

Total		$(1,325,578)	$4,015,925

72 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended October 31, 2025:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$21,621,615
Average notional amount of sale contracts	$108,917,113
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$27,442,932
Average principal amount of sale contracts	$196,444,120
Futures:
Average notional amount of buy contracts	$205,645,094
Average notional amount of sale contracts	$134,968,845

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of October 31, 2025. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America NA	$714,163	$(480,047)		$	– 0	–	$	– 0	–	$234,116
Barclays Bank PLC	7,516	(7,516)			– 0	–		– 0	–	– 0	–
Brown Brothers Harriman & Co.	71,028	– 0	–		– 0	–		– 0	–	71,028
Citibank NA	42,787	(42,787)			– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services LLC	65,466	(65,466)			– 0	–		– 0	–	– 0	–
Societe Generale	3,276,276	(164,498)			– 0	–		– 0	–	3,111,778
UBS AG	40,006	– 0	–		– 0	–		– 0	–	40,006

Total	$4,217,242	$(760,314)		$	– 0	–	$	– 0	–	$3,456,928	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America NA	$480,047	$(480,047)		$	– 0	–	$	– 0	–	$ – 0	–
Barclays Bank PLC	21,463	(7,516)			– 0	–		– 0	–	13,947
Citibank NA	113,560	(42,787)			– 0	–		– 0	–	70,773
HSBC Bank USA	5,643	– 0	–		– 0	–		– 0	–	5,643
Morgan Stanley Capital Services LLC	67,871	(65,466)			– 0	–		– 0	–	2,405
Societe Generale	164,498	(164,498)			– 0	–		– 0	–	– 0	–

Total	$853,082	$(760,314)		$	– 0	–	$	– 0	–	$92,768	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

ABFunds.com	AB High Income Fund 73

NOTES TO FINANCIAL STATEMENTS (continued)

^

Net amount represents the net receivable (payable) that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note D.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other master agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the year ended October 31, 2025, the carrying value of the payable for the reverse repurchase agreements approximated its fair value. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as a Level 1 investment. For the year ended October 31, 2025, the average amount of reverse repurchase agreements outstanding was $23,618,789 and the daily weighted average interest rate was 2.51%. At October 31, 2025, the Fund had reverse repurchase agreements outstanding in the amount of $15,355,840 as reported in the statement of assets and liabilities.

74 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of October 31, 2025:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Barclays Capital, Inc.	$7,458,039	$(7,230,027)	$228,012
Clear Street LLC	2,387,232	(2,385,955)	1,277
Jefferies LLC	1,607,185	(1,607,185)	– 0	–
Nomura UK	2,878,528	(2,822,467)	56,061
Standard Chartered Bank	1,024,856	(1,024,856)	– 0	–

	$15,355,840	$(15,070,490)	$285,350

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024

Class A
Shares sold	10,349,088	12,851,520	$72,484,582	$88,119,297

Shares issued in reinvestment of dividends	4,913,216	5,315,276	34,481,962	36,713,012

Shares converted from Class C	3,252,751	4,616,939	22,761,428	31,701,492

Shares redeemed	(23,862,911)	(23,209,316)	(167,225,434)	(159,531,794)

Net decrease	(5,347,856)	(425,581)	$(37,497,462)	$(2,997,993)

Class C
Shares sold	1,916,388	2,820,522	$13,618,738	$19,655,182

Shares issued in reinvestment of dividends	564,391	720,362	4,006,660	5,033,336

Shares converted to Class A	(3,214,190)	(4,563,313)	(22,761,428)	(31,701,492)

Shares redeemed	(3,089,007)	(3,486,627)	(21,914,049)	(24,315,514)

Net decrease	(3,822,418)	(4,509,056)	$(27,050,079)	$(31,328,488)

Advisor Class
Shares sold	77,682,291	90,110,622	$546,532,585	$619,380,920

Shares issued in reinvestment of dividends	11,321,218	11,748,546	79,574,432	81,289,328

Shares redeemed	(92,080,756)	(75,254,373)	(643,294,509)	(517,899,733)

Net increase (decrease)	(3,077,247)	26,604,795	$(17,187,492)	$182,770,515

ABFunds.com	AB High Income Fund 75

NOTES TO FINANCIAL STATEMENTS (continued)

	Shares			Amount
	Year Ended October 31, 2025		Year Ended October 31, 2024	Year Ended October 31, 2025			Year Ended October 31, 2024

Class R
Shares sold	– 0	–	346,889	$	– 0	–	$2,377,196

Shares issued in reinvestment of dividends	– 0	–	88,590		– 0	–	607,347

Shares redeemed	– 0	–	(3,002,426)		– 0	–	(20,644,797)

Net increase (decrease)	– 0	–	(2,566,947)	$	– 0	–	$(17,660,254)

Class K
Shares sold	– 0	–	137,246	$	– 0	–	$941,798

Shares issued in reinvestment of dividends	– 0	–	21,224		– 0	–	145,391

Shares redeemed	– 0	–	(841,642)		– 0	–	(5,764,885)

Net increase (decrease)	– 0	–	(683,172)	$	– 0	–	$(4,677,696)

Class I
Shares sold	1,394,817		2,175,748		$9,790,292		$15,054,722

Shares issued in reinvestment of dividends	408,823		661,455		2,876,502		4,573,217

Shares redeemed	(2,061,472)		(6,684,270)		(14,488,962)		(46,267,697)

Net decrease	(257,832)		(3,847,067)		$(1,822,168)		$(26,639,758)

Class Z
Shares sold	6,145,215		12,021,662		$42,874,953		$81,975,128

Shares issued in reinvestment of dividends	1,243,667		1,298,394		8,746,764		8,990,771

Shares redeemed	(11,858,355)		(11,889,071)		(83,564,548)		(81,978,453)

Net increase (decrease)	(4,469,473)		1,430,985		$(31,942,831)		$8,987,446

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value

76 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade than domestic securities due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

ABFunds.com	AB High Income Fund 77

NOTES TO FINANCIAL STATEMENTS (continued)

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments

78 AB High Income Fund	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$221,095,926	$231,512,930

Total taxable distributions paid	$221,095,926	$231,512,930

ABFunds.com	AB High Income Fund 79

NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,372,484
Accumulated capital and other losses	(814,802,479	)(a)
Unrealized appreciation (depreciation)	(131,609,192	)(b)

Total accumulated earnings (deficit)	$(944,039,187	)(c)

(a)	As of October 31, 2025, the Fund had a net capital loss carryforward of $814,802,479.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of hyperinflationary currency contracts, the tax treatment of callable bonds, the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of October 31, 2025, the Fund had a net short-term capital loss carryforward of $143,640,947 and a net long-term capital loss carryforward of $671,161,532, which may be carried forward for an indefinite period.

During the current fiscal year, there were no permanent differences that resulted in adjustments to accumulated loss or additional paid-in capital.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

80 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.00	$ 6.45	$ 6.44	$ 7.98	$ 7.53

Income From Investment Operations

Net investment income(a)(b)	.48	*	.50	.47	.41	.40

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08	.55	.05	(1.48)	.53

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.56	1.05	.52	(1.07)	.93

Less: Dividends and Distributions

Dividends from net investment income	(.48)	(.50)	(.48)	(.47)	(.44)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.48)	(.50)	(.51)	(.47)	(.48)

Net asset value, end of period	$ 7.08	$ 7.00	$ 6.45	$ 6.44	$ 7.98

Total Return

Total investment return based on net asset value(d)**	8.34	%*^	16.67%	8.21%	(13.83)%	12.52	%^
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$832,736	$861,584	$795,930	$854,235	$1,157,302

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.86%	.90%	.90%	.90%	.84%

Expenses, before waivers/ reimbursements(e)	.86%	.90%	.90%	.90%	.84%

Net investment income(b)	6.81	%*	7.22%	7.11%	5.69%	4.95%

Portfolio turnover rate	55%	50%	34%	28%	48%

See footnote summary on page 86.

ABFunds.com	AB High Income Fund 81

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.09	$ 6.52	$ 6.51	$ 8.07	$ 7.62

Income From Investment Operations

Net investment income(a)(b)	.42	*	.44	.42	.35	.33

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08	.58	.05	(1.50)	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.50	1.02	.47	(1.15)	.87

Less: Dividends and Distributions

Dividends from net investment income	(.43)	(.45)	(.43)	(.41)	(.38)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.43)	(.45)	(.46)	(.41)	(.42)

Net asset value, end of period	$ 7.16	$ 7.09	$ 6.52	$ 6.51	$ 8.07

Total Return

Total investment return based on net asset value(d)**	7.28	%*^	15.93%	7.29	%^	(14.69)%	11.65	%^
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$116,761	$142,635	$160,725	$199,870	$324,644

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	1.61%	1.64%	1.64%	1.64%	1.58%

Expenses, before waivers/ reimbursements(e)	1.61%	1.64%	1.64%	1.64%	1.59%

Net investment income(b)	5.96	%*	6.38%	6.26%	4.81%	4.14%

Portfolio turnover rate	55%	50%	34%	28%	48%

See footnote summary on page 86.

82 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.01	$ 6.46	$ 6.45	$ 7.99	$ 7.54

Income From Investment Operations

Net investment income(a)(b)	.49	*	.51	.49	.43	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.09	.56	.05	(1.49)	.53

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.58	1.07	.54	(1.06)	.95

Less: Dividends and Distributions

Dividends from net investment income	(.50)	(.52)	(.50)	(.48)	(.46)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.50)	(.52)	(.53)	(.48)	(.50)

Net asset value, end of period	$ 7.09	$ 7.01	$ 6.46	$ 6.45	$ 7.99

Total Return

Total investment return based on net asset value(d)**	8.60	%*^	16.94%	8.46%	(13.70)%	12.92	%^
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,033,868	$2,034,535	$1,701,261	$1,754,072	$2,579,006

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.61%	.65%	.64%	.64%	.59%

Expenses, before waivers/ reimbursements(e)	.61%	.65%	.65%	.65%	.59%

Net investment income(b)	7.04	%*	7.45%	7.34%	5.90%	5.20%

Portfolio turnover rate	55%	50%	34%	28%	48%

See footnote summary on page 86.

ABFunds.com	AB High Income Fund 83

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Income From Investment Operations

Net investment income(a)(b)	.48	.52	.48	.43	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08	.56	.06	(1.50)	.54

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.56	1.08	.54	(1.07)	.96

Less: Dividends and Distributions

Dividends from net investment income	(.50)	(.52)	(.50)	(.48)	(.46)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.50)	(.52)	(.53)	(.48)	(.50)

Net asset value, end of period	$ 7.08	$ 7.02	$ 6.46	$ 6.45	$ 8.00

Total Return

Total investment return based on net asset value(d)**	8.22	%^	17.08%	8.42%	(13.72)%	12.91	%^
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$41,958	$43,393	$64,806	$67,757	$90,893

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.66%	.65%	.69%	.66%	.59%

Expenses, before waivers/ reimbursements(e)	.66%	.65%	.69%	.66%	.59%

Net investment income(b)	6.85%	7.49%	7.30%	5.91%	5.21%

Portfolio turnover rate	55%	50%	34%	28%	48%

See footnote summary on page 86.

84 AB High Income Fund	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Year Ended October 31,
2025	2024	2023	2022	2021

Net asset value, beginning of period	$ 7.02	$ 6.46	$ 6.45	$ 8.00	$ 7.54

Income From Investment Operations

Net investment income(a)(b)	.49	.52	.49	.43	.42

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.08	.56	.05	(1.49)	.55

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(c)	.00	(c)

Net increase (decrease) in net asset value from operations	.57	1.08	.54	(1.06)	.97

Less: Dividends and Distributions

Dividends from net investment income	(.51)	(.52)	(.50)	(.49)	(.47)

Return of capital	– 0	–	– 0	–	(.03)	– 0	–	(.04)

Total dividends and distributions	(.51)	(.52)	(.53)	(.49)	(.51)

Net asset value, end of period	$ 7.08	$ 7.02	$ 6.46	$ 6.45	$ 8.00

Total Return

Total investment return based on net asset value(d)**	8.35%	17.16%	8.51%	(13.64)%	12.99	%^
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$102,018	$132,482	$112,725	$155,009	$266,052

Ratio to average net assets of:

Expenses, net of waivers/ reimbursements(e)	.56%	.59%	.59%	.57%	.53%

Expenses, before waivers/ reimbursements(e)	.57%	.59%	.59%	.57%	.53%

Net investment income(b)	6.95%	7.53%	7.37%	5.96%	5.26%

Portfolio turnover rate	55%	50%	34%	28%	48%

See footnote summary on page 86.

ABFunds.com	AB High Income Fund 85

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest expense:

	Year Ended October 31,
	2025	2024	2023	2022	2021
Class A

Net of waivers/reimbursements	.84%	.86%	.85%	.87%	.84%
Before waivers/reimbursements	.84%	.86%	.85%	.87%	.84%
Class C

Net of waivers/reimbursements	1.58%	1.60%	1.60%	1.61%	1.58%
Before waivers/reimbursements	1.59%	1.61%	1.60%	1.61%	1.59%
Advisor Class

Net of waivers/reimbursements	.59%	.61%	.60%	.62%	.59%
Before waivers/reimbursements	.59%	.61%	.61%	.63%	.59%
Class I

Net of waivers/reimbursements	.64%	.61%	.64%	.63%	.59%
Before waivers/reimbursements	.64%	.62%	.64%	.63%	.59%
Class Z

Net of waivers/reimbursements	.54%	.55%	.55%	.54%	.53%
Before waivers/reimbursements	.54%	.56%	.55%	.54%	.53%

*

During the year ended October 31, 2025, the Adviser reimbursed the Fund for overpayment of prior years’ omnibus account services, sub-accounting services and related transfer agency expenses. The impact of the reimbursement to the financial highlights is as follows:

	Net Investment Income Per Share	Net Investment Income Ratio	Total Return
Class A	$.01	.14%	.00%
Class C	$.01	.13%	.00%
Advisor Class	$.01	.14%	.00%

**

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class, for the year ended October 31, 2025 by .01%.

^

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

86 AB High Income Fund	ABFunds.com

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of

AB High Income Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of AB High Income Fund, Inc. (the “Fund”), including the portfolio of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the

ABFunds.com	AB High Income Fund 87

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

December 29, 2025

88 AB High Income Fund	ABFunds.com

2025 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended October 31, 2025.

For foreign shareholders, 60.72% of ordinary income dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

The Fund designates $212,334,134 of distributions paid during the fiscal year ended October 31, 2025 as qualifying to be taxed as section 163(j) interest dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2026.

ABFunds.com	AB High Income Fund 89

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held in-person on August 5-6, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

90 AB High Income Fund	ABFunds.com

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly

ABFunds.com	AB High Income Fund 91

owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and

92 AB High Income Fund	ABFunds.com

sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the first breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an

ABFunds.com	AB High Income Fund 93

adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

94 AB High Income Fund	ABFunds.com

NOTES

ABFunds.com	AB High Income Fund 95

NOTES

96 AB High Income Fund	ABFunds.com

AB HIGH INCOME FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

HI-0151-1025

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	December 30, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	December 30, 2025